UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-05878

Franklin Value Investors Trust

(Exact name of registrant as specified in charter)

One Franklin Parkway, San Mateo, CA 94403-1906

(Address of principal executive offices) (Zip code)

Alison Baur

Franklin Templeton

One Franklin Parkway,

San Mateo, CA 94403-1906

(Name and address of agent for service)

Registrant’s telephone number, including area code: (650) 312-2000

Date of fiscal year end: October 31

Date of reporting period: April 30, 2026

ITEM 1.	REPORT TO STOCKHOLDERS.

(a) The Report to Shareholders is filed herewith

Franklin Mutual Small-Mid Cap Value Fund
Class A [FRMCX]
Semi-Annual Shareholder Report | April 30, 2026

This semi-annual shareholder report contains important information about Franklin Mutual Small-Mid Cap Value Fund for the period November 1, 2025, to April 30, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class A	$61	1.15%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
KEY FUND STATISTICS (as of April 30, 2026)

Total Net Assets	$222,409,033
Total Number of Portfolio Holdings	80
Portfolio Turnover Rate	47.75%
WHAT DID THE FUND INVEST IN? (as of April 30, 2026)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin Mutual Small-Mid Cap Value Fund	PAGE 1	189-STSR-0626

Franklin Mutual Small-Mid Cap Value Fund
Class R6 [FMCVX]
Semi-Annual Shareholder Report | April 30, 2026

This semi-annual shareholder report contains important information about Franklin Mutual Small-Mid Cap Value Fund for the period November 1, 2025, to April 30, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class R6	$46	0.86%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
KEY FUND STATISTICS (as of April 30, 2026)

Total Net Assets	$222,409,033
Total Number of Portfolio Holdings	80
Portfolio Turnover Rate	47.75%
WHAT DID THE FUND INVEST IN? (as of April 30, 2026)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin Mutual Small-Mid Cap Value Fund	PAGE 1	349-STSR-0626

Franklin Mutual Small-Mid Cap Value Fund
Advisor Class [FVRMX]
Semi-Annual Shareholder Report | April 30, 2026

This semi-annual shareholder report contains important information about Franklin Mutual Small-Mid Cap Value Fund for the period November 1, 2025, to April 30, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Advisor Class	$48	0.90%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
KEY FUND STATISTICS (as of April 30, 2026)

Total Net Assets	$222,409,033
Total Number of Portfolio Holdings	80
Portfolio Turnover Rate	47.75%
WHAT DID THE FUND INVEST IN? (as of April 30, 2026)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin Mutual Small-Mid Cap Value Fund	PAGE 1	629-STSR-0626

Franklin Mutual U.S. Mid Cap Value Fund
Class A [FRBSX]
Semi-Annual Shareholder Report | April 30, 2026

This semi-annual shareholder report contains important information about Franklin Mutual U.S. Mid Cap Value Fund for the period November 1, 2025, to April 30, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class A	$47	0.90%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
KEY FUND STATISTICS (as of April 30, 2026)

Total Net Assets	$766,442,311
Total Number of Portfolio Holdings	65
Portfolio Turnover Rate	23.02%
WHAT DID THE FUND INVEST IN? (as of April 30, 2026)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin Mutual U.S. Mid Cap Value Fund	PAGE 1	150-STSR-0626

Franklin Mutual U.S. Mid Cap Value Fund
Class C [FCBSX]
Semi-Annual Shareholder Report | April 30, 2026

This semi-annual shareholder report contains important information about Franklin Mutual U.S. Mid Cap Value Fund for the period November 1, 2025, to April 30, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class C	$85	1.65%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
KEY FUND STATISTICS (as of April 30, 2026)

Total Net Assets	$766,442,311
Total Number of Portfolio Holdings	65
Portfolio Turnover Rate	23.02%
WHAT DID THE FUND INVEST IN? (as of April 30, 2026)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin Mutual U.S. Mid Cap Value Fund	PAGE 1	250-STSR-0626

Franklin Mutual U.S. Mid Cap Value Fund
Class R [FBSRX]
Semi-Annual Shareholder Report | April 30, 2026

This semi-annual shareholder report contains important information about Franklin Mutual U.S. Mid Cap Value Fund for the period November 1, 2025, to April 30, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class R	$60	1.15%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
KEY FUND STATISTICS (as of April 30, 2026)

Total Net Assets	$766,442,311
Total Number of Portfolio Holdings	65
Portfolio Turnover Rate	23.02%
WHAT DID THE FUND INVEST IN? (as of April 30, 2026)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin Mutual U.S. Mid Cap Value Fund	PAGE 1	850-STSR-0626

Franklin Mutual U.S. Mid Cap Value Fund
Class R6 [FBSIX]
Semi-Annual Shareholder Report | April 30, 2026

This semi-annual shareholder report contains important information about Franklin Mutual U.S. Mid Cap Value Fund for the period November 1, 2025, to April 30, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class R6	$29	0.56%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
KEY FUND STATISTICS (as of April 30, 2026)

Total Net Assets	$766,442,311
Total Number of Portfolio Holdings	65
Portfolio Turnover Rate	23.02%
WHAT DID THE FUND INVEST IN? (as of April 30, 2026)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin Mutual U.S. Mid Cap Value Fund	PAGE 1	353-STSR-0626

Franklin Mutual U.S. Mid Cap Value Fund
Advisor Class [FBSAX]
Semi-Annual Shareholder Report | April 30, 2026

This semi-annual shareholder report contains important information about Franklin Mutual U.S. Mid Cap Value Fund for the period November 1, 2025, to April 30, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Advisor Class	$34	0.65%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
KEY FUND STATISTICS (as of April 30, 2026)

Total Net Assets	$766,442,311
Total Number of Portfolio Holdings	65
Portfolio Turnover Rate	23.02%
WHAT DID THE FUND INVEST IN? (as of April 30, 2026)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin Mutual U.S. Mid Cap Value Fund	PAGE 1	650-STSR-0626

Franklin Small Cap Value Fund
Class A [FRVLX]
Semi-Annual Shareholder Report | April 30, 2026

This semi-annual shareholder report contains important information about Franklin Small Cap Value Fund for the period November 1, 2025, to April 30, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class A	$53	0.97%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
KEY FUND STATISTICS (as of April 30, 2026)

Total Net Assets	$4,084,578,931
Total Number of Portfolio Holdings	87
Portfolio Turnover Rate	30.26%
WHAT DID THE FUND INVEST IN? (as of April 30, 2026)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin Small Cap Value Fund	PAGE 1	482-STSR-0626

Franklin Small Cap Value Fund
Class C [FRVFX]
Semi-Annual Shareholder Report | April 30, 2026

This semi-annual shareholder report contains important information about Franklin Small Cap Value Fund for the period November 1, 2025, to April 30, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class C	$93	1.72%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
KEY FUND STATISTICS (as of April 30, 2026)

Total Net Assets	$4,084,578,931
Total Number of Portfolio Holdings	87
Portfolio Turnover Rate	30.26%
WHAT DID THE FUND INVEST IN? (as of April 30, 2026)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin Small Cap Value Fund	PAGE 1	582-STSR-0626

Franklin Small Cap Value Fund
Class R [FVFRX]
Semi-Annual Shareholder Report | April 30, 2026

This semi-annual shareholder report contains important information about Franklin Small Cap Value Fund for the period November 1, 2025, to April 30, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class R	$66	1.22%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
KEY FUND STATISTICS (as of April 30, 2026)

Total Net Assets	$4,084,578,931
Total Number of Portfolio Holdings	87
Portfolio Turnover Rate	30.26%
WHAT DID THE FUND INVEST IN? (as of April 30, 2026)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin Small Cap Value Fund	PAGE 1	882-STSR-0626

Franklin Small Cap Value Fund
Class R6 [FRCSX]
Semi-Annual Shareholder Report | April 30, 2026

This semi-annual shareholder report contains important information about Franklin Small Cap Value Fund for the period November 1, 2025, to April 30, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class R6	$33	0.60%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
KEY FUND STATISTICS (as of April 30, 2026)

Total Net Assets	$4,084,578,931
Total Number of Portfolio Holdings	87
Portfolio Turnover Rate	30.26%
WHAT DID THE FUND INVEST IN? (as of April 30, 2026)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin Small Cap Value Fund	PAGE 1	382-STSR-0626

Franklin Small Cap Value Fund
Advisor Class [FVADX]
Semi-Annual Shareholder Report | April 30, 2026

This semi-annual shareholder report contains important information about Franklin Small Cap Value Fund for the period November 1, 2025, to April 30, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Advisor Class	$39	0.72%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
KEY FUND STATISTICS (as of April 30, 2026)

Total Net Assets	$4,084,578,931
Total Number of Portfolio Holdings	87
Portfolio Turnover Rate	30.26%
WHAT DID THE FUND INVEST IN? (as of April 30, 2026)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin Small Cap Value Fund	PAGE 1	682-STSR-0626

(b) Not applicable

ITEM 2.	CODE OF ETHICS.

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

(a)	Please see schedule of investments contained in the Financial Statements and Financial Highlights included under Item 1 of this Form N-CSR.

(b)	Not applicable

ITEM 7.	FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
Franklin
Value Investors Trust
Financial Statements and Other Important Information
Semi-Annual | April 30, 2026
Franklin Mutual Small-Mid Cap Value Fund
Franklin Mutual U.S. Mid Cap Value Fund
Franklin Small Cap Value Fund
If you need assistance accessing this content, please reach out to your sales representative or send an email to
accessibility@franklintempleton.com .

Table of Contents
franklintempleton.com
Financial Statements and Other Important Information—Semiannual

Financial Highlights and Schedules of Investments 2
Financial Statements 26
Notes to Financial Statements 31
Changes In and Disagreements with Accountants 46
Results of Meeting(s) of Shareholders 46
Remuneration Paid to Directors, Officers and Others 46
Board Approval of Management and Subadvisory Agreements 46

Franklin Value Investors Trust
Financial Highlights
Franklin Mutual Small-Mid Cap Value Fund
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a
Six Months
Ended April
30, 2026
(unaudited)
Year Ended October 31,
2025 2024 2023 2022 2021
Class A
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $25.27 $29.99 $25.79 $27.57 $32.58 $21.77
Income from investment operations
a
:
Net investment income
b
............. 0.05 0.11 0.15 0.15 0.12 0.11
c
Net realized and unrealized gains (losses) 3.05 1.17 5.50 (0.30) (0.81) 12.15
Total from investment operations ........ 3.10 1.28 5.65 (0.15) (0.69) 12.26
Less distributions from:
Net investment income .............. (0.10) (0.15) (0.18) (0.09) (0.08) (0.11)
Net realized gains ................. (3.36) (5.85) (1.27) (1.54) (4.24) (1.34)
Total distributions ................... (3.46) (6.00) (1.45) (1.63) (4.32) (1.45)
Net asset value, end of period .......... $24.91 $25.27 $29.99 $25.79 $27.57 $32.58
Total return
d
....................... 13.28% 5.00% 22.43% (0.71)% (2.00)% 57.97%
Ratios to average net assets
e
Expenses before waiver and payments by
affiliates .......................... 1.21% 1.22% 1.27% 1.23% 1.24% 1.23%
Expenses net of waiver and payments by
affiliates .......................... 1.15% 1.15% 1.19% 1.22%
f
1.22%
f
1.23%
g
Net investment income ............... 0.38% 0.43% 0.54% 0.56% 0.45% 0.37%
c
Supplemental data
Net assets, end of period (000’s) ........ $181,421 $166,289 $160,115 $139,370 $144,717 $161,200
Portfolio turnover rate ................ 47.75% 104.36% 87.90% 32.63% 19.91% 31.98%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Net investment income per share includes approximately $0.05 per share related to income received in the form of special dividends in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been 0.20%.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Benefit of expense reduction rounds to less than 0.01%.
g
Benefit of waiver and payments by affiliates rounds to less than 0.01%.

Franklin Value Investors Trust
Financial Highlights
Franklin Mutual Small-Mid Cap Value Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a
Six Months
Ended April
30, 2026
(unaudited)
Year Ended October 31,
2025 2024 2023 2022 2021
Class R6
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $26.04 $30.73 $26.39 $28.18 $33.21 $22.17
Income from investment operations
a
:
Net investment income
b
............. 0.08 0.19 0.25 0.27 0.22 0.22
c
Net realized and unrealized gains (losses) 3.16 1.20 5.63 (0.34) (0.82) 12.36
Total from investment operations ........ 3.24 1.39 5.88 (0.07) (0.60) 12.58
Less distributions from:
Net investment income .............. (0.17) (0.23) (0.27) (0.18) (0.19) (0.20)
Net realized gains ................. (3.36) (5.85) (1.27) (1.54) (4.24) (1.34)
Total distributions ................... (3.53) (6.08) (1.54) (1.72) (4.43) (1.54)
Net asset value, end of period .......... $25.75 $26.04 $30.73 $26.39 $28.18 $33.21
Total return
d
....................... 13.44% 5.29% 22.82% (0.35)% (1.67)% 58.51%
Ratios to average net assets
e
Expenses before waiver and payments by
affiliates .......................... 0.94% 0.92% 0.98% 0.90% 0.91% 0.91%
Expenses net of waiver and payments by
affiliates .......................... 0.86% 0.87% 0.87% 0.86%
f
0.87%
f
0.88%
Net investment income ............... 0.67% 0.72% 0.87% 0.98% 0.79% 0.72%
c
Supplemental data
Net assets, end of period (000’s) ........ $15,827 $14,791 $15,938 $15,228 $25,570 $23,137
Portfolio turnover rate ................ 47.75% 104.36% 87.90% 32.63% 19.91% 31.98%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Net investment income per share includes approximately $0.05 per share related to income received in the form of special dividends in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been 0.54%.
d
Total return is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Benefit of expense reduction rounds to less than 0.01%.

Franklin Value Investors Trust
Financial Highlights
Franklin Mutual Small-Mid Cap Value Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a
Six Months
Ended April
30, 2026
(unaudited)
Year Ended October 31,
2025 2024 2023 2022 2021
Advisor Class
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $25.75 $30.45 $26.15 $27.95 $32.96 $22.01
Income from investment operations
a
:
Net investment income
b
............. 0.08 0.18 0.23 0.23 0.19 0.19
c
Net realized and unrealized gains (losses) 3.12 1.18 5.59 (0.33) (0.81) 12.28
Total from investment operations ........ 3.20 1.36 5.82 (0.10) (0.62) 12.47
Less distributions from:
Net investment income .............. (0.16) (0.21) (0.25) (0.16) (0.15) (0.18)
Net realized gains ................. (3.36) (5.85) (1.27) (1.54) (4.24) (1.34)
Total distributions ................... (3.52) (6.06) (1.52) (1.70) (4.39) (1.52)
Net asset value, end of period .......... $25.43 $25.75 $30.45 $26.15 $27.95 $32.96
Total return
d
....................... 13.45% 5.25% 22.74% (0.44)% (1.77)% 58.40%
Ratios to average net assets
e
Expenses before waiver and payments by
affiliates .......................... 0.96% 0.97% 1.01% 0.98% 0.99% 0.98%
Expenses net of waiver and payments by
affiliates .......................... 0.90% 0.90% 0.94% 0.96%
f
0.97%
f
0.98%
g
Net investment income ............... 0.63% 0.69% 0.81% 0.83% 0.69% 0.60%
c
Supplemental data
Net assets, end of period (000’s) ........ $25,161 $24,464 $29,160 $36,980 $44,877 $38,829
Portfolio turnover rate ................ 47.75% 104.36% 87.90% 32.63% 19.91% 31.98%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Net investment income per share includes approximately $0.05 per share related to income received in the form of special dividends in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been 0.43%.
d
Total return is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Benefit of expense reduction rounds to less than 0.01%.
g
Benefit of waiver and payments by affiliates rounds to less than 0.01%.

Franklin Value Investors Trust
Schedule of Investments (unaudited), April 30, 2026
Franklin Mutual Small-Mid Cap Value Fund
franklintempleton.com
Semiannual Report

a a
Country Shares
a
Value
a a a a a a
Common Stocks 97.6%
Aerospace & Defense 2.9%
a
Aevex Corp. , A ..................................... United States 19,345 $ 585,186
Babcock International Group plc ........................ United Kingdom 101,957 1,536,010
Melrose Industries plc ................................ United Kingdom 147,190 965,901
QinetiQ Group plc ................................... United Kingdom 553,394 3,353,570
6,440,667
Banks 10.5%
Atlantic Union Bankshares Corp. ........................ United States 93,372 3,515,456
Citizens Financial Group, Inc. .......................... United States 84,700 5,509,735
Columbia Banking System, Inc. ......................... United States 184,276 5,454,569
First Business Financial Services, Inc. .................... United States 12,246 688,225
First Interstate BancSystem, Inc. , A ...................... United States 59,563 2,113,891
Southern Missouri Bancorp, Inc. ........................ United States 18,441 1,258,414
SouthState Bank Corp. ............................... United States 49,849 4,868,752
23,409,042
Biotechnology 0.5%
a
BioNTech SE , ADR .................................. Germany 10,130 1,047,948
Building Products 1.1%
Fortune Brands Innovations, Inc. ........................ United States 7,362 298,455
UFP Industries, Inc. .................................. United States 23,592 2,111,248
2,409,703
Capital Markets 2.3%
Raymond James Financial, Inc. ......................... United States 18,999 3,007,922
Victory Capital Holdings, Inc. , A ......................... United States 25,654 2,014,095
5,022,017
Chemicals 3.0%
Ashland, Inc. ....................................... United States 43,461 2,314,733
Avient Corp. ....................................... United States 104,234 3,864,997
Element Solutions, Inc. ............................... United States 11,534 491,233
6,670,963
Commercial Services & Supplies 1.8%
Brady Corp. , A ..................................... United States 25,700 2,102,774
MSA Safety, Inc. .................................... United States 11,990 1,995,016
4,097,790
Construction & Engineering 2.8%
Valmont Industries, Inc. ............................... United States 11,144 5,661,598
WillScot Holdings Corp. ............................... United States 24,755 560,453
6,222,051
Construction Materials 1.2%
a
Amrize Ltd. ........................................ United States 51,175 2,752,191
Consumer Finance 1.0%
Bread Financial Holdings, Inc. .......................... United States 27,133 2,300,336
Consumer Staples Distribution & Retail 1.5%
Dollar General Corp. ................................. United States 28,617 3,316,138
Electric Utilities 3.5%
IDACORP, Inc. ..................................... United States 21,707 3,206,992
PPL Corp. ......................................... United States 121,133 4,535,220
7,742,212

Franklin Value Investors Trust
Schedule of Investments (unaudited)
Franklin Mutual Small-Mid Cap Value Fund
(continued)
franklintempleton.com
Semiannual Report

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Electrical Equipment 7.6%
a
Generac Holdings, Inc. ............................... United States 19,523 $ 5,060,947
Regal Rexnord Corp. ................................ United States 30,369 6,530,246
a
Rosebank Industries plc .............................. United States 836,820 4,213,201
Sensata Technologies Holding plc ....................... United States 28,361 1,180,952
16,985,346
Electronic Equipment, Instruments & Components 3.5%
a
Flex Ltd. .......................................... United States 14,732 1,348,715
TD SYNNEX Corp. .................................. United States 10,247 2,338,160
Vontier Corp. ....................................... United States 112,416 4,033,486
7,720,361
Energy Equipment & Services 7.0%
Baker Hughes Co. , A ................................. United States 90,892 6,332,446
Hunting plc ........................................ United Kingdom 493,224 3,409,465
Liberty Energy, Inc. , A ................................ United States 69,660 2,353,811
a
Oceaneering International, Inc. ......................... United States 49,185 1,846,405
Patterson-UTI Energy, Inc. ............................ United States 128,226 1,566,922
15,509,049
Financial Services 1.0%
a
Corpay, Inc. ....................................... United States 6,990 2,142,225
Ground Transportation 0.8%
Knight-Swift Transportation Holdings, Inc. , A ............... United States 26,258 1,704,144
Health Care Equipment & Supplies 1.8%
a
Envista Holdings Corp. ............................... United States 153,497 3,981,712
Health Care Providers & Services 2.2%
a
Henry Schein, Inc. ................................... United States 64,961 4,845,441
Hotels, Restaurants & Leisure 0.9%
Boyd Gaming Corp. ................................. United States 1,745 151,728
a
Hilton Grand Vacations, Inc. ........................... United States 16,609 780,125
Wyndham Hotels & Resorts, Inc. ........................ United States 13,874 1,129,066
2,060,919
Household Durables 1.6%
Meritage Homes Corp. ............................... United States 15,404 1,037,305
a
Mohawk Industries, Inc. ............................... United States 24,027 2,536,290
3,573,595
Industrial REITs 0.3%
STAG Industrial, Inc. ................................. United States 19,922 768,591
Insurance 2.6%
CNO Financial Group, Inc. ............................ United States 70,719 3,143,460
Hanover Insurance Group, Inc. (The) ..................... United States 4,857 911,610
Selective Insurance Group, Inc. ......................... United States 21,540 1,808,283
5,863,353
IT Services 2.1%
a
Akamai Technologies, Inc. ............................. United States 45,950 4,731,931
Life Sciences Tools & Services 1.4%
Bruker Corp. ....................................... United States 83,748 3,074,389
Machinery 9.0%
CNH Industrial NV ................................... United States 141,492 1,515,379

Franklin Value Investors Trust
Schedule of Investments (unaudited)
Franklin Mutual Small-Mid Cap Value Fund
(continued)
franklintempleton.com
Semiannual Report

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Machinery (continued)
Donaldson Co., Inc. ................................. United States 50,216 $ 4,427,545
Dover Corp. ....................................... United States 22,683 5,135,658
a
Gates Industrial Corp. plc ............................. United States 164,879 4,222,551
Lincoln Electric Holdings, Inc. .......................... United States 7,804 2,068,060
Mueller Water Products, Inc. , A ......................... United States 25,880 721,793
Oshkosh Corp. ..................................... United States 12,466 1,948,436
20,039,422
Metals & Mining 5.1%
Commercial Metals Co. ............................... United States 71,536 4,933,123
Steel Dynamics, Inc. ................................. United States 27,664 6,325,650
11,258,773
Oil, Gas & Consumable Fuels 4.0%
Expand Energy Corp. ................................ United States 21,387 2,184,682
Whitecap Resources, Inc. ............................. Canada 574,052 6,774,435
8,959,117
Residential REITs 0.7%
Independence Realty Trust, Inc. ........................ United States 97,939 1,597,385
Retail REITs 0.9%
Brixmor Property Group, Inc. ........................... United States 66,020 1,986,542
Semiconductors & Semiconductor Equipment 4.5%
Melexis NV ........................................ Belgium 16,192 1,362,631
MKS, Inc. ......................................... United States 21,176 6,008,690
a
Onto Innovation, Inc. ................................. United States 7,212 2,127,973
a
Synaptics, Inc. ..................................... United States 6,512 609,458
10,108,752
Software 3.1%
a
ACI Worldwide, Inc. .................................. United States 157,035 6,787,053
Specialty Retail 2.4%
Dick's Sporting Goods, Inc. ............................ United States 5,386 1,222,191
Gap, Inc. (The) ..................................... United States 133,644 3,286,306
Group 1 Automotive, Inc. .............................. United States 2,410 860,057
5,368,554
Textiles, Apparel & Luxury Goods 0.7%
a
Crocs, Inc. ........................................ United States 16,043 1,636,065
Trading Companies & Distributors 2.3%
Ferguson Enterprises, Inc. ............................ United States 15,375 4,116,041
United Rentals, Inc. .................................. United States 941 903,210
5,019,251
Total Common Stocks (Cost $ 178,965,386 ) ...................................
217,153,028

Franklin Value Investors Trust
Schedule of Investments (unaudited)
Franklin Mutual Small-Mid Cap Value Fund
(continued)
franklintempleton.com
Semiannual Report

See Abbreviations on page 45 .
Short Term Investments 2.5%
a a
Country Shares
a
Value
a a a a a a
Money Market Funds 2.5%
b,c
Franklin Institutional U.S. Government Money Market Fund ,
3.593% ......................................... United States 5,579,529 $ 5,579,529
Total Money Market Funds (Cost $ 5,579,529 ) .................................
5,579,529
Total Short Term Investments (Cost $ 5,579,529 ) ...............................
5,579,529
a
Total Investments (Cost $ 184,544,915 ) 100.1% ................................
$222,732,557
Other Assets, less Liabilities (0.1) % .........................................
(323,524)
Net Assets 100.0% .........................................................
$222,409,033
a a a
a
Non-income producing.
b
See Note 3(f) regarding investments in affiliated management investment companies.
c
The rate shown is the annualized seven-day effective yield at period end.

Franklin Value Investors Trust
Financial Highlights
Franklin Mutual U.S. Mid Cap Value Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a
Six Months
Ended April
30, 2026
(unaudited)
Year Ended October 31,
2025 2024 2023 2022 2021
Class A
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $36.08 $37.52 $30.11 $32.32 $40.20 $27.59
Income from investment operations
a
:
Net investment income
b
............. 0.19 0.43 0.47 0.43 0.37 0.43
Net realized and unrealized gains (losses) 2.98 0.58 7.73 (1.23) (3.28) 13.37
Total from investment operations ........ 3.17 1.01 8.20 (0.80) (2.91) 13.80
Less distributions from:
Net investment income .............. (0.38) (0.45) (0.42) (0.33) (0.45) (1.19)
Net realized gains ................. (1.24) (2.00) (0.37) (1.08) (4.52) —
Total distributions ................... (1.62) (2.45) (0.79) (1.41) (4.97) (1.19)
Net asset value, end of period .......... $37.63 $36.08 $37.52 $30.11 $32.32 $40.20
Total return
c
....................... 9.03% 2.99% 27.55% (2.70)% (8.06)% 51.14%
Ratios to average net assets
d
Expenses before waiver and payments by
affiliates .......................... 0.91% 0.91% 0.90% 0.90% 0.91% 0.91%
Expenses net of waiver and payments by
affiliates .......................... 0.90% 0.89% 0.88% 0.88%
e
0.90%
e
0.91%
e,f
Net investment income ............... 1.07% 1.21% 1.35% 1.33% 1.07% 1.18%
Supplemental data
Net assets , end of period (000’s) ........ $661,041 $645,355 $687,011 $607,754 $688,933 $790,329
Portfolio turnover rate ................ 23.02% 48.72% 37.84% 64.21% 66.63% 60.45%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
d
Ratios are annualized for periods less than one year.
e
Benefit of expense reduction rounds to less than 0.01%.
f
Benefit of waiver and payments by affiliates rounds to less than 0.01%.

Franklin Value Investors Trust
Financial Highlights
Franklin Mutual U.S. Mid Cap Value Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a
Six Months
Ended April
30, 2026
(unaudited)
Year Ended October 31,
2025 2024 2023 2022 2021
Class C
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $33.93 $35.39 $28.39 $30.50 $38.15 $26.21
Income from investment operations
a
:
Net investment income
b
............. 0.06 0.16 0.20 0.18 0.11 0.15
Net realized and unrealized gains (losses) 2.80 0.54 7.29 (1.16) (3.11) 12.72
Total from investment operations ........ 2.86 0.70 7.49 (0.98) (3.00) 12.87
Less distributions from:
Net investment income .............. (0.07) (0.16) (0.12) (0.05) (0.13) (0.93)
Net realized gains ................. (1.24) (2.00) (0.37) (1.08) (4.52) —
Total distributions ................... (1.31) (2.16) (0.49) (1.13) (4.65) (0.93)
Net asset value, end of period .......... $35.48 $33.93 $35.39 $28.39 $30.50 $38.15
Total return
c
....................... 8.64% 2.21% 26.60% (3.42)% (8.77)% 50.06%
Ratios to average net assets
d
Expenses before waiver and payments by
affiliates .......................... 1.66% 1.66% 1.65% 1.65% 1.66% 1.66%
Expenses net of waiver and payments by
affiliates .......................... 1.65% 1.64% 1.63% 1.63%
e
1.65%
e
1.66%
e,f
Net investment income ............... 0.32% 0.47% 0.61% 0.58% 0.32% 0.42%
Supplemental data
Net assets , end of period (000’s) ........ $6,158 $6,811 $9,324 $10,359 $15,412 $20,132
Portfolio turnover rate ................ 23.02% 48.72% 37.84% 64.21% 66.63% 60.45%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
d
Ratios are annualized for periods less than one year.
e
Benefit of expense reduction rounds to less than 0.01%.
f
Benefit of waiver and payments by affiliates rounds to less than 0.01%.

Franklin Value Investors Trust
Financial Highlights
Franklin Mutual U.S. Mid Cap Value Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a
Six Months
Ended April
30, 2026
(unaudited)
Year Ended October 31,
2025 2024 2023 2022 2021
Class R
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $36.28 $37.70 $30.25 $32.46 $40.34 $27.67
Income from investment operations
a
:
Net investment income
b
............. 0.15 0.35 0.39 0.35 0.28 0.34
Net realized and unrealized gains (losses) 3.00 0.58 7.76 (1.23) (3.29) 13.44
Total from investment operations ........ 3.15 0.93 8.15 (0.88) (3.01) 13.78
Less distributions from:
Net investment income .............. (0.29) (0.35) (0.33) (0.25) (0.35) (1.11)
Net realized gains ................. (1.24) (2.00) (0.37) (1.08) (4.52) —
Total distributions ................... (1.53) (2.35) (0.70) (1.33) (4.87) (1.11)
Net asset value, end of period .......... $37.90 $36.28 $37.70 $30.25 $32.46 $40.34
Total return
c
....................... 8.91% 2.74% 27.23% (2.94)% (8.32)% 50.87%
Ratios to average net assets
d
Expenses before waiver and payments by
affiliates .......................... 1.16% 1.16% 1.15% 1.15% 1.16% 1.16%
Expenses net of waiver and payments by
affiliates .......................... 1.15% 1.14% 1.13% 1.13%
e
1.15%
e
1.16%
e,f
Net investment income ............... 0.82% 0.96% 1.10% 1.08% 0.82% 0.93%
Supplemental data
Net assets , end of period (000’s) ........ $5,390 $5,009 $5,854 $4,922 $5,419 $6,362
Portfolio turnover rate ................ 23.02% 48.72% 37.84% 64.21% 66.63% 60.45%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return is not annualized for periods less than one year.
d
Ratios are annualized for periods less than one year.
e
Benefit of expense reduction rounds to less than 0.01%.
f
Benefit of waiver and payments by affiliates rounds to less than 0.01%.

Franklin Value Investors Trust
Financial Highlights
Franklin Mutual U.S. Mid Cap Value Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a
Six Months
Ended April
30, 2026
(unaudited)
Year Ended October 31,
2025 2024 2023 2022 2021
Class R6
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $38.11 $39.49 $31.66 $33.91 $41.93 $28.73
Income from investment operations
a
:
Net investment income
b
............. 0.27 0.59 0.62 0.57 0.51 0.59
Net realized and unrealized gains (losses) 3.15 0.61 8.11 (1.29) (3.43) 13.91
Total from investment operations ........ 3.42 1.20 8.73 (0.72) (2.92) 14.50
Less distributions from:
Net investment income .............. (0.50) (0.58) (0.53) (0.45) (0.58) (1.30)
Net realized gains ................. (1.24) (2.00) (0.37) (1.08) (4.52) —
Total distributions ................... (1.74) (2.58) (0.90) (1.53) (5.10) (1.30)
Net asset value, end of period .......... $39.79 $38.11 $39.49 $31.66 $33.91 $41.93
Total return
c
....................... 9.23% 3.35% 27.96% (2.34)% (7.76)% 51.74%
Ratios to average net assets
d
Expenses before waiver and payments by
affiliates .......................... 0.59% 0.58% 0.57% 0.58% 0.59% 0.59%
Expenses net of waiver and payments by
affiliates .......................... 0.56% 0.55% 0.54% 0.54%
e
0.55%
e
0.55%
e
Net investment income ............... 1.41% 1.55% 1.69% 1.67% 1.42% 1.54%
Supplemental data
Net assets , end of period (000’s) ........ $37,297 $35,733 $35,893 $31,790 $36,512 $39,290
Portfolio turnover rate ................ 23.02% 48.72% 37.84% 64.21% 66.63% 60.45%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return is not annualized for periods less than one year.
d
Ratios are annualized for periods less than one year.
e
Benefit of expense reduction rounds to less than 0.01%.

Franklin Value Investors Trust
Financial Highlights
Franklin Mutual U.S. Mid Cap Value Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a
Six Months
Ended April
30, 2026
(unaudited)
Year Ended October 31,
2025 2024 2023 2022 2021
Advisor Class
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $38.25 $39.63 $31.76 $34.02 $42.04 $28.80
Income from investment operations
a
:
Net investment income
b
............. 0.25 0.55 0.59 0.54 0.48 0.55
Net realized and unrealized gains (losses) 3.17 0.62 8.15 (1.31) (3.44) 13.95
Total from investment operations ........ 3.42 1.17 8.74 (0.77) (2.96) 14.50
Less distributions from:
Net investment income .............. (0.47) (0.55) (0.50) (0.41) (0.54) (1.26)
Net realized gains ................. (1.24) (2.00) (0.37) (1.08) (4.52) —
Total distributions ................... (1.71) (2.55) (0.87) (1.49) (5.06) (1.26)
Net asset value, end of period .......... $39.96 $38.25 $39.63 $31.76 $34.02 $42.04
Total return
c
....................... 9.18% 3.24% 27.88% (2.45)% (7.86)% 51.57%
Ratios to average net assets
d
Expenses before waiver and payments by
affiliates .......................... 0.66% 0.66% 0.65% 0.65% 0.66% 0.66%
Expenses net of waiver and payments by
affiliates .......................... 0.65% 0.64% 0.63% 0.63%
e
0.65%
e
0.66%
e,f
Net investment income ............... 1.32% 1.45% 1.60% 1.58% 1.32% 1.43%
Supplemental data
Net assets , end of period (000’s) ........ $56,556 $51,030 $52,612 $43,244 $46,625 $56,787
Portfolio turnover rate ................ 23.02% 48.72% 37.84% 64.21% 66.63% 60.45%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return is not annualized for periods less than one year.
d
Ratios are annualized for periods less than one year.
e
Benefit of expense reduction rounds to less than 0.01%.
f
Benefit of waiver and payments by affiliates rounds to less than 0.01%.

Franklin Value Investors Trust
Schedule of Investments (unaudited), April 30, 2026
Franklin Mutual U.S. Mid Cap Value Fund
franklintempleton.com
Semiannual Report

a a
Country Shares
a
Value
a a a a a a
Common Stocks 96.3%
Automobile Components 0.5%
a
Aptiv plc .......................................... United States 64,876 $ 3,909,428
Banks 5.3%
Citizens Financial Group, Inc. .......................... United States 303,366 19,733,958
PNC Financial Services Group, Inc. (The) ................. United States 93,673 20,889,079
40,623,037
Broadline Retail 0.4%
eBay, Inc. ......................................... United States 29,674 3,070,665
Building Products 3.2%
Carlisle Cos., Inc. ................................... United States 19,169 6,809,979
Johnson Controls International plc ....................... United States 92,106 13,450,239
Masco Corp. ....................................... United States 58,575 4,206,857
24,467,075
Capital Markets 1.7%
Raymond James Financial, Inc. ......................... United States 82,361 13,039,394
Chemicals 1.7%
PPG Industries, Inc. ................................. United States 119,694 12,986,799
Construction & Engineering 3.0%
AECOM .......................................... United States 96,068 8,079,319
Valmont Industries, Inc. ............................... United States 29,180 14,824,607
22,903,926
Consumer Finance 1.3%
Capital One Financial Corp. ........................... United States 52,397 10,023,546
Consumer Staples Distribution & Retail 3.2%
Dollar General Corp. ................................. United States 130,427 15,113,881
Kroger Co. (The) .................................... United States 79,682 5,423,953
a
US Foods Holding Corp. .............................. United States 45,457 4,249,775
24,787,609
Containers & Packaging 1.6%
Avery Dennison Corp. ................................ United States 33,134 5,431,657
International Paper Co. ............................... United States 218,884 6,658,451
12,090,108
Electric Utilities 8.3%
Entergy Corp. ...................................... United States 191,906 22,627,637
Evergy, Inc. ........................................ United States 253,767 21,022,058
PPL Corp. ......................................... United States 533,153 19,961,248
63,610,943
Electronic Equipment, Instruments & Components 4.3%
a
Flex Ltd. .......................................... United States 249,225 22,816,549
TD SYNNEX Corp. .................................. United States 11,521 2,628,862
TE Connectivity plc .................................. Switzerland 36,493 7,724,108
33,169,519
Energy Equipment & Services 3.6%
Baker Hughes Co. , A ................................. United States 121,585 8,470,827
SLB Ltd. .......................................... United States 331,502 18,855,834
27,326,661
Financial Services 2.5%
Apollo Global Management, Inc. ........................ United States 88,144 11,345,896

Franklin Value Investors Trust
Schedule of Investments (unaudited)
Franklin Mutual U.S. Mid Cap Value Fund
(continued)
franklintempleton.com
Semiannual Report

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Financial Services (continued)
a
Fiserv, Inc. ........................................ United States 130,962 $ 8,204,769
19,550,665
Health Care Equipment & Supplies 4.6%
a
Cooper Cos., Inc. (The) ............................... United States 195,164 12,275,815
a
Envista Holdings Corp. ............................... United States 382,267 9,916,006
Zimmer Biomet Holdings, Inc. .......................... United States 155,839 12,845,809
35,037,630
Health Care Providers & Services 1.7%
Cencora, Inc. ...................................... United States 24,172 7,445,218
a
Henry Schein, Inc. ................................... United States 76,891 5,735,299
13,180,517
Hotels, Restaurants & Leisure 1.7%
Boyd Gaming Corp. ................................. United States 116,062 10,091,591
Restaurant Brands International, Inc. ..................... Canada 36,241 2,923,924
13,015,515
Household Durables 0.5%
DR Horton, Inc. ..................................... United States 23,962 3,686,793
Household Products 1.2%
Colgate-Palmolive Co. ............................... United States 106,367 9,079,487
Industrial REITs 1.6%
EastGroup Properties, Inc. ............................ United States 61,583 12,390,500
Insurance 5.6%
Arthur J Gallagher & Co. .............................. United States 44,168 9,116,275
Everest Group Ltd. .................................. United States 28,917 10,316,429
Hartford Insurance Group, Inc. (The) ..................... United States 173,969 23,800,699
43,233,403
IT Services 1.2%
Amdocs Ltd. ....................................... United States 144,112 9,319,723
Life Sciences Tools & Services 1.0%
a
Bio-Rad Laboratories, Inc. , A ........................... United States 27,996 7,842,240
Machinery 6.3%
CNH Industrial NV ................................... United States 770,980 8,257,196
Dover Corp. ....................................... United States 112,527 25,477,238
a
Gates Industrial Corp. plc ............................. United States 557,563 14,279,188
48,013,622
Media 0.5%
Fox Corp. , A ....................................... United States 55,353 3,514,362
Metals & Mining 2.0%
Reliance, Inc. ...................................... United States 41,917 15,194,912
Oil, Gas & Consumable Fuels 3.7%
EOG Resources, Inc. ................................ United States 126,284 17,751,742
Williams Cos., Inc. (The) .............................. United States 137,068 10,459,659
28,211,401
Personal Care Products 1.6%
Estee Lauder Cos., Inc. (The) , A ........................ United States 157,309 12,067,173
Pharmaceuticals 1.5%
Haleon plc , ADR .................................... United States 1,271,995 11,753,234

Franklin Value Investors Trust
Schedule of Investments (unaudited)
Franklin Mutual U.S. Mid Cap Value Fund
(continued)
franklintempleton.com
Semiannual Report

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Professional Services 2.1%
KBR, Inc. ......................................... United States 246,556 $ 9,243,384
SS&C Technologies Holdings, Inc. ....................... United States 103,012 7,138,732
16,382,116
Real Estate Management & Development 0.6%
a
CBRE Group, Inc. , A ................................. United States 30,686 4,379,813
Retail REITs 2.9%
Brixmor Property Group, Inc. ........................... United States 727,008 21,875,671
Semiconductors & Semiconductor Equipment 3.7%
MKS, Inc. ......................................... United States 19,353 5,491,414
NXP Semiconductors NV ............................. Netherlands 77,189 22,661,918
28,153,332
Specialized REITs 0.8%
Lamar Advertising Co. , A .............................. United States 47,082 6,489,783
Specialty Retail 4.6%
Dick's Sporting Goods, Inc. ............................ United States 56,529 12,827,561
Gap, Inc. (The) ..................................... United States 481,660 11,844,019
a
Ulta Beauty, Inc. .................................... United States 19,926 10,709,827
35,381,407
Trading Companies & Distributors 6.3%
AerCap Holdings NV ................................. Ireland 108,145 15,379,300
Ferguson Enterprises, Inc. ............................ United States 73,167 19,587,538
United Rentals, Inc. .................................. United States 14,259 13,686,359
48,653,197
Total Common Stocks (Cost $ 539,569,863 ) ...................................
738,415,206
Short Term Investments 3.7%
a a
Country Shares
a
Value
a a a a a a
Money Market Funds 3.7%
b,c
Franklin Institutional U.S. Government Money Market Fund ,
3.593% ......................................... United States 28,149,846 28,149,846
Total Money Market Funds (Cost $ 28,149,846 ) ................................
28,149,846
Total Short Term Investments (Cost $ 28,149,846 ) ..............................
28,149,846
a
Total Investments (Cost $ 567,719,709 ) 100.0% ................................
$766,565,052
Other Assets, less Liabilities (0.0) %
†
.........................................
(122,741)
Net Assets 100.0% .........................................................
$766,442,311
a a a
See Abbreviations on page 45 .
†
Rounds to less than 0.1% of net assets.
a
Non-income producing.
b
See Note 3(f) regarding investments in affiliated management investment companies.
c
The rate shown is the annualized seven-day effective yield at period end.

Franklin Value Investors Trust
Financial Highlights
Franklin Small Cap Value Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a
Six Months
Ended April
30, 2026
(unaudited)
Year Ended October 31,
2025 2024 2023 2022 2021
Class A
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $57.78 $58.94 $47.55 $51.18 $61.24 $41.84
Income from investment operations
a
:
Net investment income
b
............. 0.24 0.55 0.55 0.39 0.25 0.47
c
Net realized and unrealized gains (losses) 10.05 2.17 13.28 (2.42) (4.60) 20.03
Total from investment operations ........ 10.29 2.72 13.83 (2.03) (4.35) 20.50
Less distributions from:
Net investment income .............. (0.58) (0.51) (0.46) (0.20) (0.34) (0.35)
Net realized gains ................. (3.87) (3.37) (1.98) (1.40) (5.37) (0.75)
Total distributions ................... (4.45) (3.88) (2.44) (1.60) (5.71) (1.10)
Net asset value, end of period .......... $63.62 $57.78 $58.94 $47.55 $51.18 $61.24
Total return
d
....................... 18.74% 4.81% 29.65% (4.09)% (7.83)% 49.59%
Ratios to average net assets
e
Expenses before waiver and payments by
affiliates .......................... 0.98% 0.97% 0.97% 0.99% 0.98% 1.00%
Expenses net of waiver and payments by
affiliates .......................... 0.97% 0.96% 0.96% 0.98%
f
0.98%
g
1.00%
g
Net investment income ............... 0.80% 0.97% 0.99% 0.75% 0.46% 0.81%
c
Supplemental data
Net assets, end of period (000’s) ........ $1,221,993 $1,115,548 $1,213,950 $1,076,436 $1,268,890 $1,577,561
Portfolio turnover rate ................ 30.26% 52.73% 59.68% 68.74% 47.06% 52.76%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Net investment income per share includes approximately $0.15 per share related to income received in the form of special dividends in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been 0.56%.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Benefit of expense reduction rounds to less than 0.01%.
g
Benefit of waiver and payments by affiliates rounds to less than 0.01%.

Franklin Value Investors Trust
Financial Highlights
Franklin Small Cap Value Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a
Six Months
Ended April
30, 2026
(unaudited)
Year Ended October 31,
2025 2024 2023 2022 2021
Class C
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $46.86 $48.50 $39.48 $42.88 $52.25 $35.87
Income from investment operations
a
:
Net investment income (loss)
b
........ 0.01 0.11 0.12 —
c
(0.13) 0.02
d
Net realized and unrealized gains (losses) 8.09 1.76 10.99 (2.00) (3.87) 17.20
Total from investment operations ........ 8.10 1.87 11.11 (2.00) (4.00) 17.22
Less distributions from:
Net investment income .............. (0.24) (0.14) (0.11) — — (0.09)
Net realized gains ................. (3.87) (3.37) (1.98) (1.40) (5.37) (0.75)
Total distributions ................... (4.11) (3.51) (2.09) (1.40) (5.37) (0.84)
Net asset value, end of period .......... $50.85 $46.86 $48.50 $39.48 $42.88 $52.25
Total return
e
....................... 18.31% 4.03% 28.69% (4.82)% (8.51)% 48.51%
Ratios to average net assets
f
Expenses before waiver and payments by
affiliates .......................... 1.73% 1.72% 1.72% 1.74% 1.73% 1.75%
Expenses net of waiver and payments by
affiliates .......................... 1.72% 1.71% 1.71% 1.73%
g
1.73%
h
1.75%
h
Net investment income (loss) .......... 0.06% 0.23% 0.26% —%
i
(0.29)% 0.05%
d
Supplemental data
Net assets, end of period (000’s) ........ $35,968 $37,016 $48,722 $50,027 $68,960 $99,994
Portfolio turnover rate ................ 30.26% 52.73% 59.68% 68.74% 47.06% 52.76%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Amount rounds to less than $0.01 per share.
d
Net investment income per share includes approximately $0.15 per share related to income received in the form of special dividends in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been (0.20)%.
e
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
f
Ratios are annualized for periods less than one year.
g
Benefit of expense reduction rounds to less than 0.01%.
h
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
i
Rounds to less than 0.01%.

Franklin Value Investors Trust
Financial Highlights
Franklin Small Cap Value Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a
Six Months
Ended April
30, 2026
(unaudited)
Year Ended October 31,
2025 2024 2023 2022 2021
Class R
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $56.86 $58.04 $46.86 $50.46 $60.43 $41.31
Income from investment operations
a
:
Net investment income
b
............. 0.16 0.40 0.41 0.26 0.11 0.32
c
Net realized and unrealized gains (losses) 9.90 2.14 13.07 (2.38) (4.53) 19.79
Total from investment operations ........ 10.06 2.54 13.48 (2.12) (4.42) 20.11
Less distributions from:
Net investment income .............. (0.44) (0.35) (0.32) (0.08) (0.18) (0.24)
Net realized gains ................. (3.87) (3.37) (1.98) (1.40) (5.37) (0.75)
Total distributions ................... (4.31) (3.72) (2.30) (1.48) (5.55) (0.99)
Net asset value, end of period .......... $62.61 $56.86 $58.04 $46.86 $50.46 $60.43
Total return
d
....................... 18.58% 4.55% 29.35% (4.35)% (8.05)% 49.22%
Ratios to average net assets
e
Expenses before waiver and payments by
affiliates .......................... 1.23% 1.22% 1.22% 1.24% 1.23% 1.25%
Expenses net of waiver and payments by
affiliates .......................... 1.22% 1.21% 1.21% 1.23%
f
1.23%
g
1.25%
g
Net investment income ............... 0.56% 0.73% 0.75% 0.50% 0.21% 0.56%
c
Supplemental data
Net assets, end of period (000’s) ........ $101,298 $97,179 $109,718 $102,284 $119,060 $150,288
Portfolio turnover rate ................ 30.26% 52.73% 59.68% 68.74% 47.06% 52.76%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Net investment income per share includes approximately $0.15 per share related to income received in the form of special dividends in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been 0.32%.
d
Total return is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Benefit of expense reduction rounds to less than 0.01%.
g
Benefit of waiver and payments by affiliates rounds to less than 0.01%.

Franklin Value Investors Trust
Financial Highlights
Franklin Small Cap Value Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a
Six Months
Ended April
30, 2026
(unaudited)
Year Ended October 31,
2025 2024 2023 2022 2021
Class R6
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $62.35 $63.29 $50.90 $54.68 $65.05 $44.37
Income from investment operations
a
:
Net investment income
b
............. 0.38 0.81 0.81 0.63 0.48 0.71
c
Net realized and unrealized gains (losses) 10.87 2.35 14.23 (2.60) (4.89) 21.27
Total from investment operations ........ 11.25 3.16 15.04 (1.97) (4.41) 21.98
Less distributions from:
Net investment income .............. (0.79) (0.73) (0.67) (0.41) (0.59) (0.55)
Net realized gains ................. (3.87) (3.37) (1.98) (1.40) (5.37) (0.75)
Total distributions ................... (4.66) (4.10) (2.65) (1.81) (5.96) (1.30)
Net asset value, end of period .......... $68.94 $62.35 $63.29 $50.90 $54.68 $65.05
Total return
d
....................... 18.95% 5.19% 30.17% (3.72)% (7.46)% 50.21%
Ratios to average net assets
e
Expenses before waiver and payments by
affiliates .......................... 0.61% 0.60% 0.60% 0.61% 0.62% 0.62%
Expenses net of waiver and payments by
affiliates .......................... 0.60% 0.59% 0.59% 0.59%
f
0.59% 0.59%
Net investment income ............... 1.18% 1.34% 1.37% 1.14% 0.84% 1.15%
c
Supplemental data
Net assets, end of period (000’s) ........ $1,366,239 $1,284,737 $1,419,996 $1,225,364 $1,248,367 $1,336,020
Portfolio turnover rate ................ 30.26% 52.73% 59.68% 68.74% 47.06% 52.76%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Net investment income per share includes approximately $0.15 per share related to income received in the form of special dividends in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been 0.90%.
d
Total return is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Benefit of expense reduction rounds to less than 0.01%.

Franklin Value Investors Trust
Financial Highlights
Franklin Small Cap Value Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a
Six Months
Ended April
30, 2026
(unaudited)
Year Ended October 31,
2025 2024 2023 2022 2021
Advisor Class
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $62.46 $63.40 $50.98 $54.76 $65.13 $44.44
Income from investment operations
a
:
Net investment income
b
............. 0.34 0.75 0.73 0.55 0.41 0.63
c
Net realized and unrealized gains (losses) 10.91 2.33 14.26 (2.60) (4.91) 21.30
Total from investment operations ........ 11.25 3.08 14.99 (2.05) (4.50) 21.93
Less distributions from:
Net investment income .............. (0.72) (0.65) (0.59) (0.33) (0.50) (0.49)
Net realized gains ................. (3.87) (3.37) (1.98) (1.40) (5.37) (0.75)
Total distributions ................... (4.59) (4.02) (2.57) (1.73) (5.87) (1.24)
Net asset value, end of period .......... $69.12 $62.46 $63.40 $50.98 $54.76 $65.13
Total return
d
....................... 18.88% 5.07% 29.97% (3.86)% (7.59)% 49.98%
Ratios to average net assets
e
Expenses before waiver and payments by
affiliates .......................... 0.73% 0.72% 0.72% 0.74% 0.73% 0.75%
Expenses net of waiver and payments by
affiliates .......................... 0.72% 0.71% 0.71% 0.73%
f
0.73%
g
0.75%
g
Net investment income ............... 1.06% 1.23% 1.24% 1.00% 0.71% 1.01%
c
Supplemental data
Net assets, end of period (000’s) ........ $1,359,081 $1,232,693 $1,306,760 $1,199,891 $1,406,507 $1,687,270
Portfolio turnover rate ................ 30.26% 52.73% 59.68% 68.74% 47.06% 52.76%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Net investment income per share includes approximately $0.15 per share related to income received in the form of special dividends in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been 0.76%.
d
Total return is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Benefit of expense reduction rounds to less than 0.01%.
g
Benefit of waiver and payments by affiliates rounds to less than 0.01%.

Franklin Value Investors Trust
Schedule of Investments (unaudited), April 30, 2026
Franklin Small Cap Value Fund
franklintempleton.com
Semiannual Report

a a
Country Shares
a
Value
a a a a a a
Common Stocks 98.1%
Aerospace & Defense 3.2%
a
Aevex Corp. , A ..................................... United States 360,126 $ 10,893,811
Babcock International Group plc ........................ United Kingdom 2,819,498 42,476,506
Melrose Industries plc ................................ United Kingdom 2,735,632 17,951,966
QinetiQ Group plc ................................... United Kingdom 9,676,659 58,640,591
129,962,874
Banks 18.1%
Atlantic Union Bankshares Corp. ........................ United States 1,908,651 71,860,710
b
Camden National Corp. ............................... United States 978,520 47,135,308
Central BanCo, Inc. , A ................................ United States 83,097 2,245,281
Columbia Banking System, Inc. ......................... United States 3,602,689 106,639,594
First Bancorp ...................................... United States 988,430 57,071,948
First Commonwealth Financial Corp. ..................... United States 2,305,266 42,439,947
First Interstate BancSystem, Inc. , A ...................... United States 1,088,445 38,628,913
German American Bancorp, Inc. ........................ United States 1,151,789 49,607,552
Peoples Bancorp, Inc. ................................ United States 249,342 8,577,365
Seacoast Banking Corp. of Florida ...................... United States 1,421,873 44,746,343
SouthState Bank Corp. ............................... United States 1,046,832 102,244,082
TriCo Bancshares ................................... United States 1,028,817 51,718,631
Washington Trust Bancorp, Inc. ......................... United States 516,333 16,228,346
WSFS Financial Corp. ................................ United States 1,395,184 100,411,393
739,555,413
Building Products 2.1%
a
American Woodmark Corp. ............................ United States 306,891 13,404,999
Fortune Brands Innovations, Inc. ........................ United States 134,883 5,468,157
a
Resideo Technologies, Inc. ............................ United States 566,657 23,442,600
UFP Industries, Inc. .................................. United States 472,867 42,316,868
84,632,624
Capital Markets 0.9%
Victory Capital Holdings, Inc. , A ......................... United States 467,039 36,667,232
Chemicals 5.1%
Ashland, Inc. ....................................... United States 800,990 42,660,727
Avient Corp. ....................................... United States 2,074,618 76,926,835
Element Solutions, Inc. ............................... United States 212,679 9,057,999
b
Elementis plc ...................................... United Kingdom 39,868,704 80,291,982
208,937,543
Commercial Services & Supplies 2.6%
Brady Corp. , A ..................................... United States 710,458 58,129,674
MSA Safety, Inc. .................................... United States 289,809 48,221,319
106,350,993
Construction & Engineering 2.8%
Valmont Industries, Inc. ............................... United States 204,384 103,835,247
WillScot Holdings Corp. ............................... United States 454,100 10,280,824
114,116,071
Consumer Finance 1.0%
Bread Financial Holdings, Inc. .......................... United States 491,528 41,671,744
Electric Utilities 0.8%
IDACORP, Inc. ..................................... United States 208,476 30,800,244
Electrical Equipment 8.8%
EnerSys .......................................... United States 369,205 78,736,658

Franklin Value Investors Trust
Schedule of Investments (unaudited)
Franklin Small Cap Value Fund
(continued)
franklintempleton.com
Semiannual Report

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Electrical Equipment (continued)
Regal Rexnord Corp. ................................ United States 599,572 $ 128,925,967
a
Rosebank Industries plc .............................. United States 25,566,187 128,719,999
Sensata Technologies Holding plc ....................... United States 537,910 22,398,573
358,781,197
Electronic Equipment, Instruments & Components 6.0%
Benchmark Electronics, Inc. ........................... United States 1,389,158 113,980,414
Oxford Instruments plc ............................... United Kingdom 1,296,960 50,933,234
Vontier Corp. ....................................... United States 2,223,144 79,766,407
244,680,055
Energy Equipment & Services 6.7%
b
Hunting plc ........................................ United Kingdom 9,225,918 63,775,173
Liberty Energy, Inc. , A ................................ United States 1,313,190 44,372,690
a
Oceaneering International, Inc. ......................... United States 906,915 34,045,589
Patterson-UTI Energy, Inc. ............................ United States 2,364,313 28,891,905
Select Water Solutions, Inc. , A .......................... United States 6,222,596 104,104,031
275,189,388
Ground Transportation 0.8%
Knight-Swift Transportation Holdings, Inc. , A ............... United States 510,586 33,137,031
Health Care Equipment & Supplies 2.1%
a
Envista Holdings Corp. ............................... United States 3,341,724 86,684,321
Hotels, Restaurants & Leisure 1.6%
Boyd Gaming Corp. ................................. United States 251,041 21,828,015
a
Hilton Grand Vacations, Inc. ........................... United States 590,890 27,754,103
Wyndham Hotels & Resorts, Inc. ........................ United States 205,874 16,754,026
66,336,144
Household Durables 1.8%
Century Communities, Inc. ............................ United States 217,534 12,186,255
La-Z-Boy, Inc. ...................................... United States 959,965 33,349,184
a
M/I Homes, Inc. ..................................... United States 75,471 9,923,682
Meritage Homes Corp. ............................... United States 218,213 14,694,463
a
Taylor Morrison Home Corp. , A ......................... United States 91,737 5,572,105
75,725,689
Industrial REITs 0.6%
STAG Industrial, Inc. ................................. United States 611,642 23,597,148
Insurance 5.5%
CNO Financial Group, Inc. ............................ United States 2,190,921 97,386,438
Hanover Insurance Group, Inc. (The) ..................... United States 77,127 14,475,967
Horace Mann Educators Corp. ......................... United States 1,765,222 80,211,688
Selective Insurance Group, Inc. ......................... United States 407,620 34,219,699
a
TWFG, Inc. , A ...................................... United States 6,521 121,160
226,414,952
Leisure Products 1.2%
Brunswick Corp. .................................... United States 609,392 48,416,194
Life Sciences Tools & Services 1.4%
Bruker Corp. ....................................... United States 1,523,752 55,936,936
Machinery 4.7%
a
ATS Corp. ......................................... Canada 401,228 13,017,350
a
Gates Industrial Corp. plc ............................. United States 3,631,164 92,994,110

Franklin Value Investors Trust
Schedule of Investments (unaudited)
Franklin Small Cap Value Fund
(continued)
franklintempleton.com
Semiannual Report

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Machinery (continued)
Mueller Water Products, Inc. , A ......................... United States 1,794,567 $ 50,050,474
Oshkosh Corp. ..................................... United States 226,664 35,427,583
191,489,517
Metals & Mining 3.4%
Commercial Metals Co. ............................... United States 1,284,030 88,546,709
Ryerson Holding Corp. ............................... United States 1,777,173 49,245,464
137,792,173
Multi-Utilities 1.0%
Black Hills Corp. .................................... United States 559,911 42,155,699
Oil, Gas & Consumable Fuels 3.1%
Whitecap Resources, Inc. ............................. Canada 10,623,873 125,373,198
Paper & Forest Products 0.4%
Louisiana-Pacific Corp. ............................... United States 216,704 15,643,862
Residential REITs 0.9%
Independence Realty Trust, Inc. ........................ United States 2,316,648 37,784,529
Retail REITs 0.7%
Kite Realty Group Trust ............................... United States 1,121,023 29,325,962
Semiconductors & Semiconductor Equipment 4.3%
a
Cohu, Inc. ......................................... United States 504,847 23,904,506
Melexis NV ........................................ Belgium 298,757 25,141,768
MKS, Inc. ......................................... United States 268,961 76,317,684
a
Onto Innovation, Inc. ................................. United States 134,883 39,798,578
a
Synaptics, Inc. ..................................... United States 120,043 11,234,824
176,397,360
Software 3.1%
a
ACI Worldwide, Inc. .................................. United States 2,889,857 124,899,620
Specialty Retail 2.0%
Academy Sports & Outdoors, Inc. ....................... United States 135,854 7,450,233
Gap, Inc. (The) ..................................... United States 1,837,587 45,186,264
Group 1 Automotive, Inc. .............................. United States 44,694 15,949,948
Signet Jewelers Ltd. ................................. United States 139,694 12,436,957
81,023,402
Textiles, Apparel & Luxury Goods 1.4%
a
Crocs, Inc. ........................................ United States 313,028 31,922,596
Dr. Martens plc ..................................... United Kingdom 28,142,109 23,819,101
55,741,697
Total Common Stocks (Cost $ 2,958,900,433 ) ..................................
4,005,220,812

Franklin Value Investors Trust
Schedule of Investments (unaudited)
Franklin Small Cap Value Fund
(continued)
franklintempleton.com
Semiannual Report

Short Term Investments 2.1%
a a
Country Shares
a
Value
a a a a a a
Money Market Funds 2.1%
c,d
Franklin Institutional U.S. Government Money Market Fund ,
3.593% ......................................... United States 85,595,429 $ 85,595,429
Total Money Market Funds (Cost $ 85,595,429 ) ................................
85,595,429
Total Short Term Investments (Cost $ 85,595,429 ) ..............................
85,595,429
a
Total Investments (Cost $ 3,044,495,862 ) 100.2% ..............................
$4,090,816,241
Other Assets, less Liabilities (0.2) % .........................................
(6,237,310)
Net Assets 100.0% .........................................................
$4,084,578,931
a a a
See Abbreviations on page 45 .
a
Non-income producing.
b
See Note 6 regarding holdings of 5% voting securities.
c
See Note 3 ( f ) regarding investments in affiliated management investment companies.
d
The rate shown is the annualized seven-day effective yield at period end.

Franklin Value Investors Trust
Financial Statements
Statements of Assets and Liabilities
April 30, 2026 (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

Franklin Mutual
Small-Mid Cap
Value Fund
Franklin Mutual
U.S. Mid Cap
Value Fund
Franklin Small
Cap Value Fund
Assets:
Investments in securities:
Cost - Unaffiliated issuers ................................. $178,965,386 $539,569,863 $2,808,503,872
Cost - Non-controlled affiliates (Note 3 f and 6 ) .................. 5,579,529 28,149,846 235,991,990
Value - Unaffiliated issuers ................................ $217,153,028 $738,415,206 $3,814,018,349
Value - Non-controlled affiliates (Note 3 f and 6 ) ................. 5,579,529 28,149,846 276,797,892
Cash .................................................. 78 166,481 1,128
Foreign currency, at value (cost $ 893 , $ – and $ 440 , respectively) ..... 900 — 441
Receivables:
Investment securities sold ................................. 3,718,448 — 16,229,317
Capital shares sold ...................................... 198,349 178,522 1,400,180
Dividends ............................................. 111,853 767,755 3,132,634
Total assets ........................................ 226,762,185 767,677,810 4,111,579,941
Liabilities:
Payables:
Investment securities purchased ............................ 3,893,412 — 18,278,967
Capital shares redeemed ................................. 150,813 450,138 5,219,694
Management fees ....................................... 100,316 293,071 1,777,170
Distribution fees ........................................ 36,042 139,832 313,807
Transfer agent fees ...................................... 51,941 209,389 1,068,848
Professional fees ....................................... 88,331 79,588 74,369
Trustees' fees and expenses ............................... 2,545 8,117 28,061
Accrued expenses and other liabilities ......................... 29,752 55,364 240,094
Total liabilities ....................................... 4,353,152 1,235,499 27,001,010
Net assets, at value ............................... $222,409,033 $766,442,311 $4,084,578,931
Net assets consist of:
Paid-in capital ........................................... $181,223,263 $558,208,770 $2,816,456,426
Total distributable earnings (losses) ........................... 41,185,770 208,233,541 1,268,122,505
Net assets, at value ............................... $222,409,033 $766,442,311 $4,084,578,931

Franklin Value Investors Trust
Financial Statements
Statements of Assets and Liabilities
(continued)
April 30, 2026 (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

Franklin Mutual
Small-Mid Cap
Value Fund
Franklin Mutual
U.S. Mid Cap
Value Fund
Franklin Small
Cap Value Fund
Class A:
Net assets, at value ..................................... $181,421,402 $661,041,328 $1,221,992,954
Shares outstanding ...................................... 7,282,192 17,565,474 19,208,041
Net asset value per share
a ,b
................................ $24.91 $37.63 $63.62
Maximum offering price per share (net asset value per share ÷
94 .50% )
b
.............................................. $26.36 $39.82 $67.32
Class C:
Net assets, at value ..................................... $— $6,157,620 $35,968,175
Shares outstanding ...................................... — 173,536 707,333
Net asset value and maximum offering price per share
a ,b
.......... $— $35.48 $50.85
Class R:
Net assets, at value ..................................... $— $5,390,094 $101,297,715
Shares outstanding ...................................... — 142,228 1,618,020
Net asset value and maximum offering price per share
b
........... $— $37.90 $62.61
Class R6:
Net assets, at value ..................................... $15,826,832 $37,297,484 $1,366,238,688
Shares outstanding ...................................... 614,675 937,453 19,816,899
Net asset value and maximum offering price per share
b
........... $25.75 $39.79 $68.94
Advisor Class:
Net assets, at value ..................................... $25,160,799 $56,555,785 $1,359,081,399
Shares outstanding ...................................... 989,547 1,415,373 19,664,040
Net asset value and maximum offering price per share
b
........... $25.43 $39.96 $69.12
a
Redemption price is equal to net asset value less contingent deferred sales charges, if applicable.
b
Net asset value per share may not recalculate due to rounding.

Franklin Value Investors Trust
Financial Statements
Statements of Operations
for the six months ended April 30, 2026 (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

Franklin Mutual
Small-Mid Cap
Value Fund
Franklin Mutual
U.S. Mid Cap
Value Fund
Franklin Small
Cap Value Fund
Investment income:
Dividends: (net of foreign taxes of $15,571, $26,437 and $301,739, respectively)
Unaffiliated issuers ...................................... $1,546,717 $6,747,667 $30,180,119
Non-controlled affiliates (Note 3 f and 6 ) ....................... 75,557 631,591 4,413,161
Income from securities loaned:
Unaffiliated entities (net of fees and rebates) ................... — — 319
Non-controlled affiliates (Note 3 f ) ........................... — — 1,508
Total investment income ................................. 1,622,274 7,379,258 34,595,107
Expenses:
Management fees (Note 3 a ) ................................. 742,985 1,803,413 10,650,208
Distribution fees: (Note 3c )
Class A .............................................. 215,210 806,513 1,445,646
Class C .............................................. — 32,123 182,612
Class R .............................................. — 12,885 248,167
Transfer agent fees: (Note 3e )
Class A .............................................. 109,984 385,159 898,834
Class C .............................................. — 3,837 28,369
Class R .............................................. — 3,076 77,133
Class R6 ............................................. 7,577 9,497 243,934
Advisor Class .......................................... 16,005 31,654 994,228
Custodian fees .......................................... 585 2,009 13,707
Reports to shareholders fees ................................ 16,917 31,594 102,529
Registration and filing fees .................................. 31,865 55,967 61,188
Professional fees ......................................... 75,197 80,775 78,819
Trustees' fees and expenses ................................ 5,625 18,096 84,444
Other .................................................. 12,652 31,531 125,485
Total expenses ....................................... 1,234,602 3,308,129 15,235,303
Expenses waived/paid by affiliates (Note 3 f and 3 g ) ............ (67,053) (32,374) (114,089)
Net expenses ....................................... 1,167,549 3,275,755 15,121,214
Net investment income .............................. 454,725 4,103,503 19,473,893
Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments:
Unaffiliated issuers .................................... 3,167,540 9,692,352 195,029,033
Non-controlled affiliates (Note 3 f and 6 ) ..................... — — 51,644,093
Foreign currency transactions .............................. 2,963 9,239 (222,587)
Net realized gain (loss) ................................ 3,170,503 9,701,591 246,450,539
Net change in unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers .................................... 22,952,002 51,324,213 400,812,423
Non-controlled affiliates (Note 3 f and 6 ) ..................... — — 10,716,678
Translation of other assets and liabilities denominated in foreign currencies ........................................... (1,733) 160 17,150
Net change in unrealized appreciation (depreciation) .......... 22,950,269 51,324,373 411,546,251
Net realized and unrealized gain (loss) .......................... 26,120,772 61,025,964 657,996,790
Net increase (decrease) in net assets resulting from operations ........ $26,575,497 $65,129,467 $677,470,683

Franklin Value Investors Trust
Financial Statements
Statements of Changes in Net Assets
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

Franklin Mutual Small-Mid Cap Value Fund Franklin Mutual U.S. Mid Cap Value Fund
Six Months Ended
April 30, 2026
(unaudited)
Year Ended
October 31, 2025
Six Months Ended
April 30, 2026
(unaudited)
Year Ended
October 31, 2025
Increase (decrease) in net assets:
Operations:
Net investment income ............ $454,725 $993,125 $4,103,503 $9,470,665
Net realized gain (loss) ............ 3,170,503 30,434,483 9,701,591 28,585,321
Net change in unrealized appreciation
(depreciation) ................. 22,950,269 (21,652,915) 51,324,373 (15,562,242)
Net increase (decrease) in net
assets resulting from operations . 26,575,497 9,774,693 65,129,467 22,493,744
Distributions to shareholders:
Class A ........................ (22,409,424) (32,867,557) (28,402,124) (44,691,796)
Class C ........................ — — (251,670) (551,490)
Class R ........................ — — (212,161) (354,225)
Class R6 ....................... (1,913,151) (3,074,258) (1,642,643) (2,323,564)
Advisor Class ................... (3,355,056) (5,749,715) (2,274,751) (3,374,658)
Total distributions to shareholders ..... (27,677,631) (41,691,530) (32,783,349) (51,295,733)
Capital share transactions: (Note 2 )
Class A ........................ 16,037,074 31,416,256 (12,077,284) (16,290,674)
Class C ........................ — — (946,516) (2,130,570)
Class R ........................ — — 147,851 (644,988)
Class R6 ....................... 1,045,433 1,082,527 (66,628) 975,937
Advisor Class ................... 885,154 (251,695) 3,100,496 138,010
Total capital share transactions ....... 17,967,661 32,247,088 (9,842,081) (17,952,285)
Net increase (decrease) in net
assets ..................... 16,865,527 330,251 22,504,037 (46,754,274)
Net assets:
Beginning of period ................ 205,543,506 205,213,255 743,938,274 790,692,548
End of period ..................... $222,409,033 $205,543,506 $766,442,311 $743,938,274

Franklin Value Investors Trust
Financial Statements
Statements of Changes in Net Assets
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

Franklin Small Cap Value Fund
Six Months Ended
April 30, 2026
(unaudited)
Year Ended
October 31, 2025
Increase (decrease) in net assets:
Operations:
Net investment income ................................................. $19,473,893 $45,725,542
Net realized gain (loss) ................................................. 246,450,539 259,102,710
Net change in unrealized appreciation (depreciation) ........................... 411,546,251 (121,482,516)
Net increase (decrease) in net assets resulting from operations ................ 677,470,683 183,345,736
Distributions to shareholders:
Class A ............................................................. (84,149,790) (78,734,678)
Class C ............................................................. (3,098,415) (3,391,822)
Class R ............................................................. (7,183,639) (6,872,387)
Class R6 ............................................................ (93,717,191) (90,543,199)
Advisor Class ........................................................ (88,353,970) (81,902,317)
Total distributions to shareholders .......................................... (276,503,005) (261,444,403)
Capital share transactions: (Note 2 )
Class A ............................................................. (9,869,151) (72,072,489)
Class C ............................................................. (4,153,587) (9,833,051)
Class R ............................................................. (5,698,232) (10,253,837)
Class R6 ............................................................ (55,505,686) (110,380,911)
Advisor Class ........................................................ (8,335,419) (51,332,623)
Total capital share transactions ............................................ (83,562,075) (253,872,911)
Net increase (decrease) in net assets ................................... 317,405,603 (331,971,578)
Net assets:
Beginning of period ..................................................... 3,767,173,328 4,099,144,906
End of period .......................................................... $4,084,578,931 $3,767,173,328

Franklin Value Investors Trust

franklintempleton.com
Semiannual Report
Notes to Financial Statements (unaudited)
1. Organization and Significant Accounting Policies
Franklin Value Investors Trust (Trust) is registered under the
Investment Company Act of 1940 (1940 Act) as an open-
end management investment company, consisting of three
separate funds (Funds). The Funds follow the accounting
and reporting guidance in Financial Accounting Standards
Board (FASB) Accounting Standards Codification Topic
946, Financial Services – Investment Companies (ASC
946) and apply the specialized accounting and reporting
guidance in U.S. Generally Accepted Accounting Principles
(U.S. GAAP), including, but not limited to, ASC 946. The
classes of shares offered within each of the Funds are
indicated below. Class C shares automatically convert to
Class A shares on a monthly basis, after they have been
held for 8 years. Each class of shares may differ by its initial sales load, contingent deferred sales charges, voting rights on matters affecting a single class, its exchange privilege
and fees due to differing arrangements for distribution and
transfer agent fees.
Class A, Class R6 & Advisor Class
Franklin Mutual Small-Mid Cap Value Fund
Class A, Class C, Class R, Class R6 & Advisor Class
Franklin Mutual U.S. Mid Cap Value Fund
Franklin Small Cap Value Fund
The following summarizes the Funds' significant accounting
policies.
a. Financial Instrument Valuation
The Funds' investments in financial instruments are carried
at fair value daily. Fair value is the price that would be
received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the
measurement date. The Funds calculate the net asset value
(NAV) per share each business day as of 4 p.m. Eastern
time or the regularly scheduled close of the New York Stock
Exchange (NYSE), whichever is earlier. Under compliance
policies and procedures approved by the Trust’s Board of
Trustees (the Board), the Board has designated the Funds’
investment manager as the valuation designee and has
responsibility for oversight of valuation. The investment
manager is assisted by the Funds' administrator in
performing this responsibility, including leading the cross-
functional Valuation Committee (VC). The Funds may utilize
independent pricing services, quotations from securities and financial instrument dealers, and other market sources to
determine fair value.
Equity securities listed on an exchange or on the NASDAQ
National Market System are valued at the last quoted sale
price or the official closing price of the day, respectively.
Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is
primarily traded, or as of 4 p.m. Eastern time. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the day
that the value of the security is determined. Over-the-counter
(OTC) securities are valued within the range of the most
recent quoted bid and ask prices. Securities that trade
in multiple markets or on multiple exchanges are valued
according to the broadest and most representative market.
Certain equity securities are valued based upon fundamental
characteristics or relationships to similar securities.
Investments in open-end mutual funds are valued at the
closing NAV.
The Funds have procedures to determine the fair value
of financial instruments for which market prices are not
reliable or readily available. Under these procedures,
the Funds primarily employ a market-based approach
which may use related or comparable assets or liabilities,
recent transactions, market multiples, and other relevant
information for the investment to determine the fair value of the investment. An income-based valuation approach may
also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any
restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the
fair values may differ significantly from the values that would have been used had an active market existed.
Trading in securities on foreign securities stock exchanges
and OTC markets may be completed before 4 p.m. Eastern
time. In addition, trading in certain foreign markets may not take place on every Funds' business day. Events can occur
between the time at which trading in a foreign security
is completed and 4 p.m. Eastern time that might call into
question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the
value of the Funds' portfolio securities as determined at the foreign market close and the latest indications of value at
4 p.m. Eastern time. In order to minimize the potential for

Franklin Value Investors Trust
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
these differences, an independent pricing service may be
used to adjust the value of the Funds' portfolio securities
to the latest indications of fair value at 4 p.m. Eastern time.
At April 30, 2026, certain securities may have been fair
valued using these procedures, in which case the securities
were categorized as Level 2 within the fair value hierarchy
(referred to as “market level fair value”). See the Fair Value
Measurements note for more information.
When the last day of the reporting period is a non-business
day, certain foreign markets may be open on those days
that the Funds' NAV is not calculated, which could result
in differences between the value of the Funds' portfolio
securities on the last business day and the last calendar day of the reporting period. Any security valuation changes due
to an open foreign market are adjusted and reflected by the
Funds for financial reporting purposes.
b. Foreign Currency Translation
Portfolio securities and other assets and liabilities
denominated in foreign currencies are translated into U.S.
dollars based on the exchange rate of such currencies
against U.S. dollars on the date of valuation. The Funds may enter into foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases
and sales of securities, income and expense items
denominated in foreign currencies are translated into U.S.
dollars at the exchange rate in effect on the transaction date.
Portfolio securities and assets and liabilities denominated
in foreign currencies contain risks that those currencies will decline in value relative to the U.S. dollar. Occasionally,
events may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent
value. If such an event occurs, the foreign exchange rate
will be valued at fair value using procedures established and approved by the Board.
The Funds do not separately report the effect of changes
in foreign exchange rates from changes in market prices
on securities held. Such changes are included in net
realized and unrealized gain or loss from investments in the
Statements of Operations.
Realized foreign exchange gains or losses arise from sales
of foreign currencies, currency gains or losses realized
between the trade and settlement dates on securities
transactions and the difference between the recorded
amounts of dividends, interest, and foreign withholding
taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains
and losses arise from changes in foreign exchange rates
on foreign denominated assets and liabilities other than
investments in securities held at the end of the reporting
period.
c. Securities Lending
Certain or all Funds participate in an agency based
securities lending program to earn additional income. The
Fund receives collateral in the form of cash and/or U.S.
Government and Agency securities against the loaned
securities in an amount equal to at least 102% of the fair
value of the loaned securities. Collateral is maintained over the life of the loan in an amount not less than 100% of the
fair value of loaned securities, as determined at the close of
Fund business each day; any additional collateral required
due to changes in security values is delivered to the Fund
on the next business day. Any cash collateral received is
deposited into a joint cash account with other funds and is
used to invest in a money market fund managed by Franklin
Advisers, Inc., an affiliate of the Funds. The Fund may
receive income from the investment of cash collateral, in
addition to lending fees paid by the borrower. Income from
securities loaned, net of fees paid to the securities lending agent and/or third-party vendor, is reported separately
in the Statements of Operations. The Fund bears the
market risk with respect to any cash collateral investment,
securities loaned, and the risk that the agent may default
on its obligations to the Fund. If the borrower defaults on
its obligation to return the securities loaned, the Fund has the right to repurchase the securities in the open market
using the collateral received. The securities lending agent
has agreed to indemnify the Fund in the event of default
by a third party borrower. Securities on loan outstanding
at period end, if any, are listed in the Funds' Schedules of
Investments.
d. Income and Deferred Taxes
It is each Fund's policy to qualify as a regulated investment company under the Internal Revenue Code. Each Fund
intends to distribute to shareholders substantially all of its
1. Organization and Significant Accounting Policies
(continued)
a. Financial Instrument Valuation
(continued)

Franklin Value Investors Trust
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
taxable income and net realized gains to relieve it from
federal income and excise taxes. As a result, no provision for
U.S. federal income taxes is required.
The Funds may be subject to foreign taxation related to
income received, capital gains on the sale of securities
and certain foreign currency transactions in the foreign
jurisdictions in which the Funds invest. Foreign taxes, if any, are recorded based on the tax regulations and rates that
exist in the foreign markets in which the Funds invest. When a capital gain tax is determined to apply, certain or all Funds record an estimated deferred tax liability in an amount that would be payable if the securities were disposed of on the
valuation date.
Each Fund may recognize an income tax liability related
to its uncertain tax positions under U.S. GAAP when the
uncertain tax position has a less than 50% probability that
it will be sustained upon examination by the tax authorities based on its technical merits. As of April 30, 2026, each
Fund has determined that no tax liability is required in its financial statements related to uncertain tax positions for
any open tax years (or expected to be taken in future tax
years). The Funds' federal and state income and federal
excise tax returns for the prior three fiscal years are subject to examination by the Internal Revenue Service and state
departments of revenue.
e. Security Transactions, Investment Income,
Expenses and Distributions
Security transactions are accounted for on trade date.
Realized gains and losses on security transactions are
determined on a specific identification basis. Estimated
expenses are accrued daily. Dividend income is recorded
on the ex-dividend date except for certain dividends from
securities where the dividend rate is not available. In such cases, the dividend is recorded as soon as the information
is received by the Funds. Distributions to shareholders are
recorded on the ex-dividend date. Distributable earnings
are determined according to income tax regulations (tax
basis) and may differ from earnings recorded in accordance
with U.S. GAAP. These differences may be permanent or
temporary. Permanent differences are reclassified among
capital accounts to reflect their tax character. These
reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in subsequent periods.
Common expenses incurred by the Trust are allocated
among the Funds based on the ratio of net assets of each
Fund to the combined net assets of the Trust or based on
the ratio of number of shareholders of each Fund to the
combined number of shareholders of the Trust. Fund specific
expenses are charged directly to the Fund that incurred the
expense.
Realized and unrealized gains and losses and net
investment income, excluding class specific expenses,
are allocated daily to each class of shares based upon the
relative proportion of net assets of each class. Differences in per share distributions by class are generally due to
differences in class specific expenses.
f. Accounting Estimates
The preparation of financial statements in accordance with
U.S. GAAP requires management to make estimates and
assumptions that affect the reported amounts of assets
and liabilities at the date of the financial statements and
the amounts of income and expenses during the reporting
period. Actual results could differ from those estimates.
g. Guarantees and Indemnifications
Under the Trust's organizational documents, its officers
and trustees are indemnified by the Trust against certain
liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business,
the Trust, on behalf of the Funds, enters into contracts
with service providers that contain general indemnification
clauses. The Trust's maximum exposure under these
arrangements is unknown as this would involve future
claims that may be made against the Trust that have not yet
occurred. Currently, the Trust expects the risk of loss to be remote.
1. Organization and Significant Accounting Policies
(continued)
d. Income and Deferred Taxes
(continued)

Franklin Value Investors Trust
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
2. Shares of Beneficial Interest
At April 30, 2026, there were an unlimited number of shares authorized (without par value). Transactions in the Funds' shares were as follows:
Franklin Mutual Small-Mid Cap
Value Fund
Franklin Mutual U.S. Mid Cap
Value Fund
Shares Amount Shares Amount
Class A
Class A Shares:
Six Months ended April 30, 2026
Shares sold
a
................................... 602,750 $14,774,376 788,782 $28,996,910
Shares issued in reinvestment of distributions .......... 952,224 22,110,637 750,266 26,867,044
Shares redeemed ............................... (852,351) (20,847,939) (1,861,043) (67,941,238)
Net increase (decrease) .......................... 702,623 $16,037,074 (321,995) $(12,077,284)
Year ended October 31, 2025
Shares sold
a
................................... 1,417,918 $36,294,627 1,632,241 $58,771,565
Shares issued in reinvestment of distributions .......... 1,325,888 32,285,368 1,222,744 42,270,282
Shares redeemed ............................... (1,503,207) (37,163,739) (3,277,022) (117,332,521)
Net increase (decrease) .......................... 1,240,599 $31,416,256 (422,037) $(16,290,674)
Class C
Class C Shares:
Six Months ended April 30, 2026
Shares sold ................................... — $— 14,166 $489,184
Shares issued in reinvestment of distributions .......... — — 7,416 251,025
Shares redeemed
a
.............................. — — (48,776) (1,686,725)
Net increase (decrease) .......................... — $— (27,194) $(946,516)
Year ended October 31, 2025
Shares sold ................................... — $— 24,986 $848,317
Shares issued in reinvestment of distributions .......... — — 16,815 550,352
Shares redeemed
a
.............................. — — (104,506) (3,529,239)
Net increase (decrease) .......................... — $— (62,705) $(2,130,570)
Class R
Class R Shares:
Six Months ended April 30, 2026
Shares sold ................................... — $— 6,671 $245,303
Shares issued in reinvestment of distributions .......... — — 5,879 212,161
Shares redeemed ............................... — — (8,380) (309,613)
Net increase (decrease) .......................... — $— 4,170 $147,851
Year ended October 31, 2025
Shares sold ................................... — $— 16,754 $597,517
Shares issued in reinvestment of distributions .......... — — 10,167 354,225
Shares redeemed ............................... — — (44,117) (1,596,730)
Net increase (decrease) .......................... — $— (17,196) $(644,988)
Class R6

Franklin Value Investors Trust
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
Franklin Mutual Small-Mid Cap
Value Fund
Franklin Mutual U.S. Mid Cap
Value Fund
Shares Amount Shares Amount
Class R6 Shares:
Six Months ended April 30, 2026
Shares sold ................................... 62,945 $1,585,310 91,823 $3,534,696
Shares issued in reinvestment of distributions .......... 78,883 1,890,824 43,275 1,636,230
Shares redeemed ............................... (95,165) (2,430,701) (135,335) (5,237,554)
Net increase (decrease) .......................... 46,663 $1,045,433 (237) $(66,628)
Year ended October 31, 2025
Shares sold ................................... 125,382 $3,119,341 230,055 $8,624,561
Shares issued in reinvestment of distributions .......... 121,805 3,048,770 63,687 2,318,838
Shares redeemed ............................... (197,771) (5,085,584) (264,908) (9,967,462)
Net increase (decrease) .......................... 49,416 $1,082,527 28,834 $975,937
Advisor Class
Advisor Class Shares:
Six Months ended April 30, 2026
Shares sold ................................... 121,807 $3,082,618 118,141 $4,556,716
Shares issued in reinvestment of distributions .......... 137,883 3,263,702 58,325 2,215,780
Shares redeemed ............................... (220,035) (5,461,166) (95,230) (3,672,000)
Net increase (decrease) .......................... 39,655 $885,154 81,236 $3,100,496
Year ended October 31, 2025
Shares sold ................................... 214,394 $5,594,174 216,933 $8,106,698
Shares issued in reinvestment of distributions .......... 225,883 5,592,868 90,246 3,300,288
Shares redeemed ............................... (448,062) (11,438,737) (300,596) (11,268,976)
Net increase (decrease) .......................... (7,785) $(251,695) 6,583 $138,010
Franklin Small Cap Value Fund
Shares Amount
Class A
Class A Shares:
Six Months ended April 30, 2026
Shares sold
a
.................................................................. 600,086 $35,642,191
Shares issued in reinvestment of distributions ......................................... 1,409,932 80,196,950
Shares redeemed .............................................................. (2,108,707) (125,708,292)
Net increase (decrease) ......................................................... (98,689) $(9,869,151)
Year ended October 31, 2025
Shares sold
a
.................................................................. 1,102,668 $61,840,299
Shares issued in reinvestment of distributions ......................................... 1,343,346 75,200,504
Shares redeemed .............................................................. (3,737,316) (209,113,292)
Net increase (decrease) ......................................................... (1,291,302) $(72,072,489)
Class C
2. Shares of Beneficial Interest
(continued)

Franklin Value Investors Trust
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
Franklin Small Cap Value Fund
Shares Amount
Class C Shares:
Six Months ended April 30, 2026
Shares sold .................................................................. 29,993 $1,427,914
Shares issued in reinvestment of distributions ......................................... 66,232 3,019,507
Shares redeemed
a
............................................................. (178,812) (8,601,008)
Net increase (decrease) ......................................................... (82,587) $(4,153,587)
Year ended October 31, 2025
Shares sold .................................................................. 62,987 $2,937,775
Shares issued in reinvestment of distributions ......................................... 71,391 3,261,857
Shares redeemed
a
............................................................. (349,088) (16,032,683)
Net increase (decrease) ......................................................... (214,710) $(9,833,051)
Class R
Class R Shares:
Six Months ended April 30, 2026
Shares sold .................................................................. 113,118 $6,673,321
Shares issued in reinvestment of distributions ......................................... 127,702 7,155,167
Shares redeemed .............................................................. (331,923) (19,526,720)
Net increase (decrease) ......................................................... (91,103) $(5,698,232)
Year ended October 31, 2025
Shares sold .................................................................. 280,823 $15,562,856
Shares issued in reinvestment of distributions ......................................... 124,091 6,851,088
Shares redeemed .............................................................. (586,094) (32,667,781)
Net increase (decrease) ......................................................... (181,180) $(10,253,837)
Class R6
Class R6 Shares:
Six Months ended April 30, 2026
Shares sold .................................................................. 1,849,001 $119,354,895
Shares issued in reinvestment of distributions ......................................... 1,403,474 86,397,866
Shares redeemed .............................................................. (4,041,200) (261,258,447)
Net increase (decrease) ......................................................... (788,725) $(55,505,686)
Year ended October 31, 2025
Shares sold .................................................................. 4,976,488 $302,244,216
Shares issued in reinvestment of distributions ......................................... 1,340,121 80,702,090
Shares redeemed .............................................................. (8,147,077) (493,327,217)
Net increase (decrease) ......................................................... (1,830,468) $(110,380,911)
Advisor Class
2. Shares of Beneficial Interest
(continued)

Franklin Value Investors Trust
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
3. Transactions with Affiliates
Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton.
Certain officers and trustees of the Trust are also officers and/or directors of the following subsidiaries:
a. Management Fees
Franklin Mutual Small-Mid Cap Value Fund pays an investment management fee, calculated daily and paid monthly, to
Franklin Mutual based on the average daily net assets of the Fund as follows:
Franklin Small Cap Value Fund
Shares Amount
Advisor Class Shares:
Six Months ended April 30, 2026
Shares sold .................................................................. 1,379,809 $89,447,539
Shares issued in reinvestment of distributions ......................................... 1,289,341 79,603,903
Shares redeemed .............................................................. (2,739,748) (177,386,861)
Net increase (decrease) ......................................................... (70,598) $(8,335,419)
Year ended October 31, 2025
Shares sold .................................................................. 3,575,470 $214,368,117
Shares issued in reinvestment of distributions ......................................... 1,224,215 73,930,323
Shares redeemed .............................................................. (5,677,992) (339,631,063)
Net increase (decrease) ......................................................... (878,307) $(51,332,623)
a
May include a portion of Class C shares that were automatically converted to Class A.
Subsidiary Affiliation
Franklin Mutual Advisers, LLC (Franklin Mutual) Investment manager
Franklin Templeton Services, LLC (FT Services) Administrative manager
Franklin Distributors, LLC (Distributors) Principal underwriter
Franklin Templeton Investor Services, LLC (Investor Services) Transfer agent
Annualized Fee Rate Net Assets
0.700% Up to and including $500 million
0.650% In excess of $500 million
2. Shares of Beneficial Interest
(continued)

Franklin Value Investors Trust
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
Franklin Mutual U.S. Mid Cap Value Fund pays an investment management fee, calculated daily and paid monthly, to Franklin
Mutual based on the average daily net assets of the Fund as follows:
Franklin Small Cap Value Fund pays an investment management fee, calculated daily and paid monthly, to Franklin Mutual based on the average daily net assets of the Fund as follows:
For the period ended April 30, 2026, each Fund's annualized gross effective investment management fee rate based on average daily net assets was as follows:
b. Administrative Fees
Under an agreement with Franklin Mutual, FT Services provides administrative services to the Funds. The fee is paid by
Franklin Mutual based on each of the Fund's average daily net assets, and is not an additional expense of the Funds.
c. Distribution Fees
The Board has adopted distribution plans for each share class, with the exception of Class R6 and Advisor Class shares, pursuant to Rule 12b-1 under the 1940 Act. Under the Funds' Class A reimbursement distribution plans, the Funds reimburse
Distributors for costs incurred in connection with the servicing, sale and distribution of each Fund's shares up to the maximum annual plan rate. Under the Class A reimbursement distribution plans, costs exceeding the maximum for the current plan year cannot be reimbursed in subsequent periods. In addition, under the Funds' Class C and R compensation distribution plans, the Funds pay Distributors for costs incurred in connection with the servicing, sale and distribution of each Fund's shares up to the maximum annual plan rate for each class. The plan year, for purposes of monitoring compliance with the maximum annual plan rates, is February 1 through January 31 for each Fund.
The maximum annual plan rates, based on the average daily net assets, for each class, are as follows:
Annualized Fee Rate Net Assets
0.625% Up to and including $100 million
0.500% Over $100 million, up to and including $250 million
0.450% Over $250 million, up to and including $7.5 billion
0.440% Over $7.5 billion, up to and including $10 billion
0.430% Over $10 billion, up to and including $12.5 billion
0.420% Over $12.5 billion, up to and including $15 billion
0.400% In excess of $15 billion
Annualized Fee Rate Net Assets
0.750% Up to and including $500 million
0.625% Over $500 million, up to and including $1 billion
0.500% Over $1 billion, up to and including $5 billion
0.490% In excess of $5 billion
Franklin Mutual
Small-Mid Cap
Value Fund
Franklin Mutual
U.S. Mid Cap
Value Fund
Franklin Small
Cap Value Fund
Gross effective investment management fee rate ........ 0.700% 0.483% 0.548%
3. Transactions with Affiliates
(continued)
a. Management Fees
(continued)

Franklin Value Investors Trust
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
For Franklin Small Cap Value Fund, the Board has set the current rate at 0.25% per year for Class A shares until further notice and approval by the Board.
d. Sales Charges/Underwriting Agreements
Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Funds. These charges are deducted from the proceeds of sales of fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. Distributors has advised the Funds of the following commission transactions related to the sales and redemptions of the Funds' shares for the period:
e. Transfer Agent Fees
Each class of shares pays transfer agent fees, calculated monthly and paid monthly, to Investor Services for its performance of shareholder servicing obligations. The fees are based on a fixed margin earned by Investor Services and are allocated to the Funds based upon relative assets and relative transactions. In addition, each class reimburses Investor Services for out of pocket expenses incurred and, except for Class R6, reimburses shareholder servicing fees paid to third parties. These fees paid to third parties are accrued and allocated daily based upon their relative proportion of such classes' aggregate net assets.
Class R6 pays Investor Services transfer agent fees allocated specifically to that class based upon its relative assets and relative transactions.
For the period ended April 30, 2026, the Funds paid transfer agent fees as noted in the Statements of Operations of which the following amounts were retained by Investor Services:
f. Investments in Affiliated Management Investment Companies
Certain or all Funds invest in one or more affiliated management investment companies. As defined in the 1940 Act, an investment is deemed to be a “Controlled Affiliate” of a fund when a fund owns, either directly or indirectly, 25% or more of the affiliated fund’s outstanding shares or has the power to exercise control over management or policies of such fund. The Funds do not invest for purposes of exercising a controlling influence over the management or policies. Management fees paid by the Funds are waived on assets invested in the affiliated management investment companies, as noted in the Statements of
Franklin Mutual
Small-Mid Cap
Value Fund
Franklin Mutual
U.S. Mid Cap
Value Fund
Franklin Small
Cap Value Fund
Class A ............................... 0.25% 0.25% 0.35%
Class C ............................... —% 1.00% 1.00%
Class R ............................... —% 0.50% 0.50%
Franklin Mutual
Small-Mid Cap
Value Fund
Franklin Mutual
U.S. Mid Cap
Value Fund
Franklin Small
Cap Value Fund
Sales charges retained net of commissions paid to
unaffiliated brokers/dealers .................. $18,661 $12,912 $9,230
CDSC retained ........................... $2,682 $301 $1,594
Franklin Mutual
Small-Mid Cap
Value Fund
Franklin Mutual
U.S. Mid Cap
Value Fund
Franklin Small
Cap Value Fund
Transfer agent fees ........................ $47,893 $125,577 $704,323
3. Transactions with Affiliates
(continued)
c. Distribution Fees
(continued)

Franklin Value Investors Trust
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
Operations, in an amount not to exceed the management and administrative fees, if applicable, paid directly or indirectly by each affiliate. During the period ended April 30, 2026, investments in affiliated management investment companies were as follows:
g. Waiver and Expense Reimbursements
Franklin Mutual has contractually agreed in advance to waive or limit its fees and to assume as its own expense certain expenses otherwise payable by Franklin Mutual Small-Mid Cap Value Fund so that the operating expenses (excluding interest expense, distribution fees, acquired fund fees and expenses and certain non-routine expenses or costs, including those relating to litigation, indemnification, reorganizations, and liquidations) for each class of the Fund do not exceed 0.90% based on the average net assets of each class until February 28, 2027. Total expenses waived or paid are not subject to recapture subsequent to the Fund's fiscal year end.
    aa
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Investment
Income
a       a   a   a   a   a   a   a
Franklin Mutual Small-Mid Cap Value Fund
Non-Controlled Affiliates
Dividends
Franklin Institutional U.S.
Government Money Market
Fund, 3.593% ............ $4,879,040 $45,637,096 $(44,936,607) $— $— $5,579,529 5,579,529 $75,557
Total Affiliated Securities ... $4,879,040 $45,637,096 $(44,936,607) $— $— $5,579,529 $75,557
Franklin Mutual U.S. Mid Cap Value Fund
Non-Controlled Affiliates
Dividends
Franklin Institutional U.S.
Government Money Market
Fund, 3.593% ............ $53,895,829 $66,551,423 $(92,297,406) $— $— $28,149,846 28,149,846 $631,591
Total Affiliated Securities ... $53,895,829 $66,551,423 $(92,297,406) $— $— $28,149,846 $631,591
Franklin Small Cap Value Fund
Non-Controlled Affiliates
Dividends
Franklin Institutional U.S.
Government Money Market
Fund, 3.593% ............ $44,488,005 $624,916,587 $(583,809,163) $— $— $85,595,429 85,595,429 $1,491,568
Non-Controlled Affiliates
Income from
securities
loaned
Franklin Institutional U.S.
Government Money Market
Fund, 3.593% ............ $609,000 $3,497,000 $(4,106,000) $— $— $— — $1,508
Total Affiliated Securities ... $45,097,005 $628,413,587 $(587,915,163) $— $— $85,595,429 $1,493,076
3. Transactions with Affiliates
(continued)
f. Investments in Affiliated Management Investment Companies
(continued)

Franklin Value Investors Trust
Notes to Financial Statements (unaudited)

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Semiannual Report
Transfer agent fees on Class R6 shares of the Funds have been capped so that transfer agent fees for that class do not exceed 0.03% based on the average net assets of the class until February 28, 2027.
4. Income Taxes
At April 30, 2026, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:
Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatments of wash sales and passive foreign investment company shares.
5. Investment Transactions
Purchases and sales of investments (excluding short term securities) for the period ended April 30, 2026, were as follows:
6. Holdings of 5% Voting Securities of Portfolio Companies
The 1940 Act defines "affiliated companies" to include investments in portfolio companies in which a fund owns 5% or more of the outstanding voting securities. Additionally, as defined in the 1940 Act, an investment is deemed to be a “Controlled Affiliate”
of a fund when a fund owns, either directly or indirectly, 25% or more of the affiliated companies’ outstanding shares or has the power to exercise control over management or policies of such company. During the period ended April 30, 2026, investments in “affiliated companies” were as follows:
Franklin Mutual
Small-Mid Cap
Value Fund
Franklin Mutual
U.S. Mid Cap
Value Fund
Franklin Small
Cap Value Fund
a a a a
Cost of investments ....................... $185,169,629 $570,656,303 $3,079,939,952
Unrealized appreciation ..................... $41,839,160 $219,342,746 $1,096,212,297
Unrealized depreciation ..................... (4,276,232) (23,433,997) (85,336,008)
Net unrealized appreciation (depreciation) ....... $37,562,928 $195,908,749 $1,010,876,289
Franklin Mutual
Small-Mid Cap
Value Fund
Franklin Mutual
U.S. Mid Cap
Value Fund
Franklin Small
Cap Value Fund
Purchases .............................. $99,943,348 $164,587,965 $1,159,132,587
Sales .................................. $111,804,103 $177,754,222 $1,537,392,582
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held at
End
of Period
Investment
Income
Franklin Small Cap Value Fund
Non-Controlled Affiliates
Dividends
Camden National Corp .. $ 37,330,538 $ — $ — $ — $ 9,804,770 $ 47,135,308 978,520 $ 821,957
Elementis plc ........ 86,179,132 — — — (5,887,150) 80,291,982 39,868,704 1,209,805
3. Transactions with Affiliates
(continued)
g. Waiver and Expense Reimbursements
(continued)

Franklin Value Investors Trust
Notes to Financial Statements (unaudited)

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Semiannual Report
7. Credit Facility
The Funds, together with other U.S. registered and foreign investment funds (collectively, Borrowers), managed by Franklin
Templeton, are borrowers in a joint syndicated senior unsecured credit facility totaling $2.995 billion (Global Credit Facility)
which matures on January 29, 2027. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests.
Under the terms of the Global Credit Facility, the Funds may, in addition to interest charged on any borrowings made by the Funds and other costs incurred by the Funds, pay their share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon their relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility.
These fees are reflected in other expenses in the Statements of Operations. During the period ended April 30, 2026, the Funds did not use the Global Credit Facility.
8. Fair Value Measurements
The Funds follow a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Funds' own market assumptions (unobservable inputs). These inputs are used in determining the value of the Funds' financial instruments and are summarized in the following fair value hierarchy:
Level 1 – quoted prices in active markets for identical financial instruments
Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Funds' own assumptions in determining the fair value of financial instruments)
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held at
End
of Period
Investment
Income
Franklin Small Cap Value Fund (continued)
Non-Controlled Affiliates
Horace Mann Educators
Corp. ............ $ 98,036,198 $ — $ (19,203,210) $ 1,916,175 $ —
a
$ —
a
—
a
$ —
Hunting plc .......... 27,337,342 17,920,307 — — 18,517,524 63,775,173 9,225,918 556,611
Ryerson Holding Corp. .. 39,204,437 — — — —
a
—
a
—
a
333,220
Senior plc ........... 70,815,772 — (108,825,224) 49,727,918 (11,718,466) —
b
— —
Total Affiliated Securities
(Value at End of Period
is 4.7% of Net Assets) . $358,903,419 $17,920,307 $(128,028,434) $51,644,093 $10,716,678 $191,202,463 $2,921,593
a
As of April 30, 2026, no longer an affiliate.
b
As of April 30, 2026, no longer held by the fund.
6. Holdings of 5% Voting Securities of Portfolio Companies
(continued)

Franklin Value Investors Trust
Notes to Financial Statements (unaudited)

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Semiannual Report
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
A summary of inputs used as of April 30, 2026, in valuing the Funds' assets carried at fair value, is as follows:
Level 1 Level 2 Level 3 Total
Franklin Mutual Small-Mid Cap Value Fund
Assets:
Investments in Securities:
a
Common Stocks :
Aerospace & Defense ................... $ 585,186 $ 5,855,481 $ — $ 6,440,667
Banks ............................... 23,409,042 — — 23,409,042
Biotechnology ......................... 1,047,948 — — 1,047,948
Building Products ...................... 2,409,703 — — 2,409,703
Capital Markets ........................ 5,022,017 — — 5,022,017
Chemicals ........................... 6,670,963 — — 6,670,963
Commercial Services & Supplies ........... 4,097,790 — — 4,097,790
Construction & Engineering ............... 6,222,051 — — 6,222,051
Construction Materials .................. 2,752,191 — — 2,752,191
Consumer Finance ..................... 2,300,336 — — 2,300,336
Consumer Staples Distribution & Retail ...... 3,316,138 — — 3,316,138
Electric Utilities ........................ 7,742,212 — — 7,742,212
Electrical Equipment .................... 16,985,346 — — 16,985,346
Electronic Equipment, Instruments &
Components ........................ 7,720,361 — — 7,720,361
Energy Equipment & Services ............. 15,509,049 — — 15,509,049
Financial Services ...................... 2,142,225 — — 2,142,225
Ground Transportation .................. 1,704,144 — — 1,704,144
Health Care Equipment & Supplies ......... 3,981,712 — — 3,981,712
Health Care Providers & Services .......... 4,845,441 — — 4,845,441
Hotels, Restaurants & Leisure ............. 2,060,919 — — 2,060,919
Household Durables .................... 3,573,595 — — 3,573,595
Industrial REITs ....................... 768,591 — — 768,591
Insurance ............................ 5,863,353 — — 5,863,353
IT Services ........................... 4,731,931 — — 4,731,931
Life Sciences Tools & Services ............ 3,074,389 — — 3,074,389
Machinery ............................ 20,039,422 — — 20,039,422
Metals & Mining ....................... 11,258,773 — — 11,258,773
Oil, Gas & Consumable Fuels ............. 8,959,117 — — 8,959,117
Residential REITs ...................... 1,597,385 — — 1,597,385
Retail REITs .......................... 1,986,542 — — 1,986,542
Semiconductors & Semiconductor Equipment . 8,746,121 1,362,631 — 10,108,752
Software ............................. 6,787,053 — — 6,787,053
Specialty Retail ........................ 5,368,554 — — 5,368,554
Textiles, Apparel & Luxury Goods .......... 1,636,065 — — 1,636,065
Trading Companies & Distributors .......... 5,019,251 — — 5,019,251
Short Term Investments ................... 5,579,529 — — 5,579,529
Total Investments in Securities ........... $215,514,445 $7,218,112
b
$— $222,732,557
Franklin Mutual U.S. Mid Cap Value Fund
Assets:
Investments in Securities:
a
Common Stocks ......................... 738,415,206 — — 738,415,206
Short Term Investments ................... 28,149,846 — — 28,149,846
Total Investments in Securities ........... $766,565,052 $— $— $766,565,052
8. Fair Value Measurements
(continued)

Franklin Value Investors Trust
Notes to Financial Statements (unaudited)

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9. Operating Segments
Each Fund operates as a single operating segment, which is an investment portfolio. The portfolio managers assigned to the Fund within the Funds' investment manager serve as the Chief Operating Decision Maker (“CODM”) and are responsible for evaluating each Fund's operating results and allocating resources in accordance with each Fund’s investment strategy.
Internal reporting provided to the CODM aligns with the accounting policies and measurement principles used in the financial
statements.evel
1 Level 2 Level 3 Total
Franklin Small Cap Value Fund
Assets:
Investments in Securities:
a
Common Stocks :
Aerospace & Defense ................... $ 10,893,811 $ 119,069,063 $ — $ 129,962,874
Banks ............................... 739,555,413 — — 739,555,413
Building Products ...................... 84,632,624 — — 84,632,624
Capital Markets ........................ 36,667,232 — — 36,667,232
Chemicals ........................... 208,937,543 — — 208,937,543
Commercial Services & Supplies ........... 106,350,993 — — 106,350,993
Construction & Engineering ............... 114,116,071 — — 114,116,071
Consumer Finance ..................... 41,671,744 — — 41,671,744
Electric Utilities ........................ 30,800,244 — — 30,800,244
Electrical Equipment .................... 358,781,197 — — 358,781,197
Electronic Equipment, Instruments &
Components ........................ 244,680,055 — — 244,680,055
Energy Equipment & Services ............. 275,189,388 — — 275,189,388
Ground Transportation .................. 33,137,031 — — 33,137,031
Health Care Equipment & Supplies ......... 86,684,321 — — 86,684,321
Hotels, Restaurants & Leisure ............. 66,336,144 — — 66,336,144
Household Durables .................... 75,725,689 — — 75,725,689
Industrial REITs ....................... 23,597,148 — — 23,597,148
Insurance ............................ 226,414,952 — — 226,414,952
Leisure Products ....................... 48,416,194 — — 48,416,194
Life Sciences Tools & Services ............ 55,936,936 — — 55,936,936
Machinery ............................ 191,489,517 — — 191,489,517
Metals & Mining ....................... 137,792,173 — — 137,792,173
Multi-Utilities .......................... 42,155,699 — — 42,155,699
Oil, Gas & Consumable Fuels ............. 125,373,198 — — 125,373,198
Paper & Forest Products ................. 15,643,862 — — 15,643,862
Residential REITs ...................... 37,784,529 — — 37,784,529
Retail REITs .......................... 29,325,962 — — 29,325,962
Semiconductors & Semiconductor Equipment . 151,255,592 25,141,768 — 176,397,360
Software ............................. 124,899,620 — — 124,899,620
Specialty Retail ........................ 81,023,402 — — 81,023,402
Textiles, Apparel & Luxury Goods .......... 55,741,697 — — 55,741,697
Short Term Investments ................... 85,595,429 — — 85,595,429
Total Investments in Securities ........... $3,946,605,410 $144,210,831
c
$— $4,090,816,241
a
For detailed categories, see the accompanying Schedule of Investments.
b
Includes foreign securities valued at $7,218,112, which were categorized as Level 2 as a result of the application of market level fair value procedures. See the Financial
Instrument Valuation note for more information.
c
Includes foreign securities valued at $144,210,831, which were categorized as Level 2 as a result of the application of market level fair value procedures. See the Financial
Instrument Valuation note for more information.
8. Fair Value Measurements
(continued)

Franklin Value Investors Trust
Notes to Financial Statements (unaudited)

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Semiannual Report
For information regarding segment assets, segment profit or loss, and significant expenses, refer to the Statements of Assets and Liabilities and the Statements of Operations, along with the related notes to the financial statements. The Schedules of
Investments provides details of the Funds' investments that generate returns such as interest, dividends, and realized and unrealized gains or losses. Performance metrics, including portfolio turnover and expense ratios, are disclosed in the Financial
Highlights.
10. Subsequent Events
The Funds have evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure.
Abbreviations
Selected Portfolio
ADR
American Depositary Receipt
REIT
Real Estate Investment Trust
9. Operating Segments
(continued)

Franklin Value Investors Trust

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Semiannual Report
Changes In and Disagreements with Accountants
For the period covered by this report
Not applicable.
Results of Meeting(s) of Shareholders
For the period covered by this report
Not applicable.
Remuneration Paid to Directors, Officers and Others
For the period covered by this report
Refer to the financial statements included herein. Remuneration to officers is paid by the Funds' investment manager according to the terms of the agreement.
Board Approval of Management and Subadvisory Agreements
For the period covered by this report
Not applicable.

FVIT-SFSOI 06/26
© 2026 Franklin Templeton. All rights reserved.

ITEM 8.	CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 10.	REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 11.	STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.

The information is disclosed as part of the Financial Statements included in Item 1 of this Form N-CSR, as applicable.

ITEM 12.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 14.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable

ITEM 15.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees that would require disclosure herein.

ITEM 16.	CONTROLS AND PROCEDURES.

(a)	The Registrants acknowledge the Staff’s comment. In future filings on Form N-CSR, the certifications required by Rule 30a-2 and Item 19(a)(3) will include the designations “principal executive officer” and “principal financial officer” in the signature blocks, reflecting the capacity in which each signatory executes the certification, in conformity with the language of the Rule and Form N-CSR. The Registrants may also include each signatory’s actual title with respect to the Funds alongside the required designation.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are likely to materially affect the Registrant’s internal control over financial reporting.

ITEM 17.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

ITEM 18.	RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

(a)	Not applicable.

(b)	Not applicable.

ITEM 19.	EXHIBITS.

(a) (1) Not applicable.

Exhibit 99.CODE ETH

(a) (2) Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Franklin Value Investors Trust

By:	/s/ Christopher Kings
Christopher Kings
Chief Executive Officer – Finance and Administration

Date:	June 29, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Christopher Kings
Christopher Kings
Chief Executive Officer – Finance and Administration

Date:	June 29, 2026

By:	/s/ Jeffrey White
Jeffrey White
Chief Financial Officer, Chief Accounting Officer and Treasurer

Date:	June 29, 2026